UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
January 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.47% 17.25%
U.S. small cap equities
(Russell 2000
®
Index)
40.89 30.17
International equities
(MSCI Europe, Australasia,
Far East Index)
17.58 8.94
Emerging market equities
(MSCI Emerging Markets
Index)
24.07 27.89
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.54
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.56) 4.91
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(0.91) 4.72
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.06 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.72 7.38
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2021, the Fund outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s European absolute return strategies were the leading contributors to Fund performance. Specifically, event trades in telecommunications and lease financing, along with relative value trades in European high yield bonds, contributed positively. U.S. absolute return strategies, particularly event trades related to special purpose acquisition companies and telecommunications, also contributed.
In U.S. carry (income) strategies, exposure to enhanced equipment trust certificates helped performance. European carry strategies, which primarily consisted of floating rate loan interests (“bank loan”) positions, were accretive to performance. Directional risk positions in European high yield debt, capital securities, and securitized assets also performed well. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stocks, while generally providing higher yields to compensate for being less senior in the issuers’ capital structures.)
Hedging strategies in both the United States and Europe, including U.S. equity hedges in the form of put options, were the largest detractors from performance as markets continued to recover from the sell-off of early 2020. Idiosyncratic short positions in the Fund’s U.S. absolute return strategies also detracted. Directional risk strategies in
European financials hurt performance, as well.
As part of its investment strategy, the Fund uses derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives to express positive or negative views on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions, and—depending on the market environment—the Fund may use various instruments, including not but limited to bonds, equities and derivatives. The
Fund’s use of derivatives had a negative impact on Fund performance in the six-month period.
The Fund’s cash position was somewhat elevated during the period. This was partially a result of the fact that the Fund may express long and short positions through derivatives, including credit default swaps, which does not require a cash outlay like that of traditional cash bonds. The Fund sold sovereign, investment grade and high yield bonds and utilized more credit default swaps during the period, causing its weighting in cash to increase. The cash position did not have a material impact on the Fund’s performance.
Describe recent portfolio activity.
The Fund started the period with a net long position of 54% and subsequently cut risk, and it ended January with a net long position of 49%. The net long reduction was primarily due to reduced long positions and increased short positions in both the United States and Europe.
The Fund increased its allocation to carry strategies in the United States and Europe, most notably within bank loans as the asset class became more attractive on a relative value basis. Additionally, the Fund increased both its long and short positions in European investment-grade cash bonds, while decreasing long positions in U.S. investment-
grade and high yield cash bonds. Lastly, the Fund increased long positions in U.S. high yield credit default indexes (“CDX”) and investment-grade CDX in Europe.
Overall, the Fund was positioned with a continued emphasis on absolute return strategies. The Fund sought opportunities in individual issuers with a potential catalyst, as well as relative-value opportunities between asset classes.
Describe portfolio positioning at period end.
The Fund maintained diversified exposure to credit risk, reflecting the investment adviser’s belief that the current market environment argues for an emphasis on diversification.
The Fund maintained a larger allocation to absolute return strategies, which the investment adviser believes stand to benefit from a wider dispersion of returns in an economic recovery from the COVID-19 pandemic. Carry exposure was higher following the rotation into bank loans, given the category’s relative underperformance in 2020. While directional risk is an element of the portfolio, it was at a relatively low level by the Fund’s historical standards, and it was primarily present in Europe through a diversified bucket of credit risk across capital securities, high yield bonds, and collateralized loan obligations.
The Fund ended the period with a net long credit position in Europe of 9% of net assets, 37% in the United States, 3% in Asia and the emerging markets, and 49% of net assets overall.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2021 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
Performance Summary for the Period Ended January 31, 2021
Average Annual Total Returns
(a) (b)
1 Year 5 Years Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 2.88% 2.88% 6.40% 4.27% N/A 3.56% N/A 3.03% N/A
Investor A ....................... 2.51 2.51 6.25 3.91 (0.25)% 3.28 2.44% 2.77 2.32%
Investor C ....................... 1.85 1.85 5.83 3.24 2.24 2.53 2.53 2.12 2.12
Class K ........................ 2.96 2.95 6.47 4.34 N/A 3.66 N/A 3.09 N/A
ICE BofA 3-Month U.S. Treasury Bill
Index
(d)
...................... — — 0.06 0.54 N/A 1.20 N/A 0.67 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global
Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
The Predecessor Fund commenced operations on September 30, 2011.
(d)
An unmanaged index that tracks 3-Month U.S. Treasury securities.
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 43% 2% 45%
United Kingdom .......................... 10 1 11
Spain ................................. 7 1 8
France ................................ 7 —
(b)
7
Italy .................................. 5 —
(b)

Netherlands ............................ 4 1 5
Luxembourg ............................ 3 1 4
Ireland ................................ 2 1 3
Germany .............................. 3 —
(b)
3
Canada ............................... 2 —
(b)
2
Other
(c)
................................ 7 — 7
Total ................................. 93% 7% 100%
(a)
Total investments include the gross market values of long and short positions and excludes Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 1%
AA/Aa ......................................... 1
A ............................................ 5
BBB/Baa ....................................... 14
BB/Ba ......................................... 29
B ............................................ 2 7
CCC/ Caa ....................................... 4
CC/Ca ........................................ —
(d)
NR ........................................... 19
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and borrowed bonds and investments sold short.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2021
BlackRock Semi-Annual Report to Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below
(which is based on a hypothetical investment of $1,000 invested on August 1, 2020 and held through January 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(01/31/21)
Expenses
Paid During
the Period
(c)
Institutional ............... $ 1,000.00 $ 1,064.00 $ 8.06 $ 5 .7 7 $ 1,000.00 $ 1,017.39 $ 7.88 $ 1,019. 6 1 $ 5. 6 5
Investor A ................ 1,000.00 1,062.50 9.46 7.17 1,000.00 1,016.03 9.25 1,018.25 7.02
Investor C ................ 1,000.00 1,058.30 13.39 11. 10 1,000.00 1,012.20 13.09 1,014. 42 10 .87
Class K ................. 1,000.00 1,064.70 7.70 5.41 1,000.00 1,017.74 7.53 1,019.96 5.30
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.55% for Institutional, 1.82% for Investor A, 2.58% for Investor C and 1.48% for Class K), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1. 11% for Institutional, 1.38% for Investor A, 2. 14 % for Investor C and 1.04% for Class K), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 3.1%
Cayman Islands — 0.7%
(a)(b)
Battalion CLO X Ltd., Series 2016-10A,
Class A2R, (LIBOR USD 3 Month +
1.80%), 2.02%, 01/24/29 ....... USD 2,000 $ 2,000,460
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/15/29 ................. 1,800 1,801,132
CarVal CLO II Ltd., Series 2019-1A,
Class D, (LIBOR USD 3 Month +
4.15%), 4.37%, 04/20/32 ....... 250 250,337
Dewolf Park CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.15%), 2.39%, 10/15/30 ....... 1,000 1,000,539
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR USD
3 Month + 1.50%), 1.72%, 01/22/28 2,000 1,988,964
Madison Park Funding XXV Ltd., Series
2017-25A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.40%, 04/25/29 1,000 999,999
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class CR, (LIBOR
USD 3 Month + 1.60%), 1.82%,
04/20/27 ................. 1,000 987,718
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.82%,
08/20/27 ................. 1,500 1,497,344
Regatta Funding LP, Series 2013-2A,
Class A1R2, (LIBOR USD 3 Month +
1.25%), 1.49%, 01/15/29 ....... 500 500,266
11,026,759
Ireland — 1.6%
(b)
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/31 EUR 1,300 1,544,680
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%, 10/15/30 919 1,031,466
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,765 1,990,966
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 3,425 3,687,713
Series 15X, Class M1, 0.00%,
04/15/31 ............... 5,300 4,499,112
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34 ....... 700 818,015
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 5.61%, 01/15/34 600 697,157
CVC Cordatus Loan Fund VI DAC,
Series 6X, Class SUB, 0.00%,
04/15/32 ................. 4,445 2,319,681
Harvest CLO XXIII DAC, Series 23X,
Class E, (EURIBOR 3 Month +
5.33%), 5.33%, 10/20/32 ....... 473 555,018
Henley CLO IV DAC, Series 4X, Class
E, 0.00%, 04/25/34 .......... 700 828,248
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... EUR 1,095 $ 1,318,451
Invesco Euro CLO V DAC, Series 5X,
Class E, (EURIBOR 3 Month +
5.81%), 5.81%, 01/15/34 ....... 400 463,576
Marino Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.67%), 5.67%, 01/16/34 ....... 400 473,939
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 1,135,628
OZLME V DAC, Series 5X, Class SUB,
0.00%, 01/14/32 ............ 950 733,656
Voya Euro CLO I DAC, Series 1X,
Class SUB, (EURIBOR 3 Month +
0.00%), 0.00%, 10/15/30 ....... 2,894 2,800,504
24,897,810
Netherlands — 0.6%
(b)
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 1,970 2,272,859
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 2,200 2,491,135
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,206,861
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30 ............ 5,300 3,896,310
9,867,165
United Kingdom — 0.2%
Greene King Finance plc
(b)
:
Series B1,  (LIBOR GBP 3 Month +
1.80%), 1.84%, 12/15/34 .... GBP 1,500 1,541,419
Series B2,  (LIBOR GBP 3 Month +
2.08%), 2.12%, 03/15/36 .... 800 876,896
2,418,315
Total Asset-Backed Securities — 3.1%
(Cost: $54,705,815) .............................. 48,210,049
Shares
Shares
Common Stocks — 3.2%
Brazil — 0.1%
Oi SA, ADR
(c)
................ 674,820 1,248,417
China — 0.0%
KE Holdings, Inc., ADR
(c)
......... 895 52,894
France — 0.9%
Social Capital Hedosophia Holdings II
Corp. (Acquired 12/16/2020, cost
$5,500,000)
(c)(d)
............. 550,000 14,182,434
Italy — 0.0%
Telecom Italia SpA ............. 164,091 77,665
Netherlands — 0.1%
NXP Semiconductors NV ........ 6,000 962,820
United Kingdom — 0.0%
Arrow Global Group plc .......... 26,652 76,301
New Look Secured Issuer plc
(c)(e)
... 21,796,216 298,641
374,942

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
United States — 2.1%
26 Capital Acquisition Corp.
(c)
...... 4,161 $ 43,690
Advanced Micro Devices, Inc.
(c)
.... 15,000 1,284,600
Altice USA, Inc., Class A
(c)
........ 7,063 251,231
Caesars Entertainment, Inc.
(c)
..... 12,600 886,914
Cinemark Holdings, Inc. ......... 9,132 184,832
Climate Real Impact Solutions II
Acquisition Corp.
(c)
........... 4,192 47,244
ConocoPhillips ............... 5,035 201,551
DiamondRock Hospitality Co.
(c)
..... 45,846 375,937
dMY Technology Group, Inc. II, Class
A
(c)
..................... 4,085 84,764
Dragoneer Growth Opportunities Corp.,
Class A
(c)
................. 24,185 325,772
Forestar Group, Inc.
(c)
........... 6,842 147,034
Freeport-McMoRan, Inc.
(c)
........ 40,000 1,076,400
HCA Healthcare, Inc. ........... 2,532 411,399
KINS Technology
(c)(e)
............ 28,241 21,463
KINS Technology Group, Inc.
(c)
..... 90,204 942,632
Liberty Media Acquisition Corp.
(c)
... 270,758 3,384,475
Lions Gate Entertainment Corp., Class
A
(c)
..................... 285,440 3,993,306
NMG, Inc.
(c)
.................. 153 9,792
Northern Genesis Acquisition Corp. II
(c)
4,180 47,359
Park Hotels & Resorts, Inc. ....... 21,620 360,622
Playtika Holding Corp.
(c)
......... 442 12,880
Queen's Gambit Growth Capital
(c)
... 16,273 177,376
Rotor Acquisition Corp.
(c)
......... 20,599 212,170
Rotor Acquisition Corp.
(c)(e)
........ 5,680 6,277
Science Strategic Acquisition Corp.
Alpha
(c)
.................. 12,748 133,981
Service Properties Trust ......... 34,153 362,363
Sunstone Hotel Investors, Inc. ..... 31,570 337,799
Taylor Morrison Home Corp.
(c)
..... 33,384 867,316
Thoma Bravo Advantage, Class A
(c)
.. 734,638 8,771,578
Tribune Resources LLC, Class A
(c)
.. 86,655 48,093
UWM Holdings Corp. (Acquired
1/20/2021, cost $1,822,970)
(c)(d)
.. 182,297 1,765,916
Western Digital Corp. ........... 94,500 5,332,635
Xenia Hotels & Resorts, Inc. ...... 25,277 365,758
XL Feet Corp. (Acquired 12/21/2020,
cost $319,000)
(c)(d)
........... 31,900 596,885
33,072,044
Total Common Stocks — 3.2%
(Cost: $43,853,289) .............................. 49,971,216
Par (000)
Pa r (000)
Corporate Bonds — 66.4%
Argentina — 0.0%
MercadoLibre, Inc., 2.38%
,
01/14/26 . USD 53 53,397
Australia — 0.3%
FMG Resources August 2006 Pty.
Ltd.
(a)
:
4.75%, 05/15/22 ............ 35 36,006
5.13%, 03/15/23 ............ 24 25,185
5.13%, 05/15/24 ............ 36 39,119
Glencore Funding LLC, 0.00%
,
03/27/25
(f)(g)
................ 3,200 3,031,616
Pacific National Finance Pty. Ltd.,
4.75%
,
03/22/28 ............ 200 212,869
Security
Par (000)
Par (000) Value
Australia (continued)
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)
................ USD 277 $ 303,017
Santos Finance Ltd., 5.25%
,
03/13/29 400 454,709
4,102,521
Austria — 0.6%
ams AG
(f)
:
0.88%, 09/28/22 ............ 600 569,214
0.00%, 03/05/25
(g)
........... EUR 1,000 976,374
2.13%, 11/03/27 ............ 5,900 7,754,589
9,300,177
Belgium — 0.1%
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 2,000 2,116,000
Brazil — 0.6%
Oi SA:
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(h)
.......... 9,326 9,689,714
Canada — 1.6%
(a)
1011778 BC ULC:
4.25%, 05/15/24
(i)
........... 9,442 9,607,991
5.75%, 04/15/25 ............ 3,456 3,682,748
Bombardier, Inc.:
8.75%, 12/01/21 ............ 5,750 6,023,125
5.75%, 03/15/22 ............ 4,030 4,135,787
Brookfield Residential Properties, Inc.,
6.25%
,
09/15/27 ............ 52 54,860
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 52 54,730
4.63%, 03/01/30 ............ 379 393,212
23,952,453
China — 1.0%
Agile Group Holdings Ltd.
(b)(j)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87% ........... 200 203,187
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38% .......... 200 211,625
Bi Hai Co. Ltd., 6.25%
,
03/05/22 .... 200 193,188
China Aoyuan Group Ltd., 6.35%
,
02/08/24 ................. 200 207,187
China Construction Bank Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
2.45%
,
06/24/30
(b)
........... 300 307,125
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.88%
,
09/28/30
(b)
200 204,760
China Evergrande Group, 4.25%
,
02/14/23
(f)
................. HKD 7,000 893,644
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)(j)
....... USD 225 229,078
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(j)
................. 245 251,125

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
China (continued)
China Shuifa Singyes Energy Holdings
Ltd., 2.00%
,
(2.00% Cash or 6.00%
PIK), 12/19/22
(h)
............. USD 290 $ 261,765
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(j)
290 296,072
Country Garden Holdings Co. Ltd.,
5.40%
,
05/27/25 ............ 200 216,152
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(c)(f)(k)
.... EUR 9,500 6,110,224
Hilong Holding Ltd., 8.25%
,
09/26/22
(c)(k)
USD 200 151,937
Hopson Capital International Group Co.
Ltd., 6.00%
,
02/17/21 ......... 500 500,000
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(c)(k)
............... 446 169,341
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(b)(j)
......... 200 206,000
3.38%, 02/24/30 ............ 300 304,406
Jingrui Holdings Ltd., 9.45%
,
04/23/21 200 197,938
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 ............ 345 344,892
8.50%, 06/30/22 ............ 200 201,688
10.88%, 07/23/23 ........... 200 205,312
9.38%, 06/30/24 ............ 200 189,900
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(j)
................. 400 342,250
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(j)
................. 200 204,063
Pearl Holding III Ltd., 9.50%
,
12/11/22 400 120,249
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22 ................. 1,003 220,347
Redsun Properties Group Ltd., 11.50%
,
03/04/21 ................. 500 502,812
Ronshine China Holdings Ltd., 5.50%
,
02/01/22 ................. 200 199,224
Scenery Journey Ltd., 11.50%
,
10/24/22 ................. 265 250,591
Sino-Ocean Land Treasure IV Ltd.,
4.75%
,
08/05/29 ............ 230 240,422
Sunny Express Enterprises Corp.,
3.13%
,
04/23/30 ............ 295 309,376
Tencent Holdings Ltd., 3.24%
,
06/03/50 250 249,335
Union Life Insurance Co. Ltd., 3.00%
,
09/19/21 ................. 386 359,101
Yango Justice International Ltd., 6.80%
,
03/11/21 .................. 495 494,845
Yuzhou Group Holdings Co. Ltd.:
6.00%, 10/25/23 ............ 230 233,953
7.38%, 01/13/26 ............ 200 210,000
15,993,114
France — 3.5%
Accor SA, 0.70%
,
12/07/27
(f)
...... EUR 8,325 4,967,269
Adevinta ASA:
2.63%, 11/15/25 ............ 100 123,721
3.00%, 11/15/27 ............ 100 124,838
Altice France SA:
5.88%, 02/01/27 ............ 2,374 3,088,444
Security
Par (000)
Par (000) Value
France (continued)
4.13%, 01/15/29 ............ EUR 4,023 $ 4,961,446
BNP Paribas SA
(j)
:
6.50% ................... USD 20 20,103
(LIBOR USD 6 Month + 0.08%),
0.34%
(b)
................ 740 622,044
(USD Swap Rate 5 Year + 4.15%),
6.63%
(b)
................ 600 649,680
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(b)
............... 2,400 2,598,720
(USD Swap Semi 5 Year + 5.15%),
7.38%
(b)
................ 1,400 1,617,333
CAB SELAS, 3.38%
,
02/01/28 ..... EUR 100 121,355
Carrefour SA, 0.00%
,
06/14/23
(f)(g)
... USD 1,800 1,756,890
Casino Guichard Perrachon SA:
(EURIBOR Swap Rate 10 Year +
1.00%), 0.77%
(b)(j)
......... EUR 1,619 665,276
(EUR Swap Annual 5 Year +
3.82%), 3.99%
(b)(j)
......... 5,500 3,670,321
3.58%, 02/07/25
(l)
........... 100 109,961
Cie Generale des Etablissements
Michelin SCA, 0.00%
,
01/10/22
(f)(g)
USD 1,800 1,820,268
CMA CGM SA:
6.50%, 07/15/22 ............ EUR 200 246,096
7.50%, 01/15/26 ............ 100 129,654
Credit Agricole SA
(b)(j)
:
(USD Swap Semi 5 Year + 4.32%),
6.87%
(a)
................ USD 800 885,000
(GBP Swap 5 Year + 4.54%), 7.50% GBP 1,564 2,531,318
Credit Lyonnais SACA, (BFRTMO -
0.30%), 0.00%
(b)(j)
........... EUR 1,310 1,383,315
Faurecia SE, 3.75%
,
06/15/28 ..... 100 127,564
Getlink SE, 3.50%
,
10/30/25 ...... 132 165,305
La Financiere Atalian SASU:
4.00%, 05/15/24 ............ 2,000 2,281,474
5.13%, 05/15/25 ............ 600 688,042
Loxam SAS:
4.25%, 04/15/24 ............ 100 122,438
3.25%, 01/14/25 ............ 100 119,988
3.75%, 07/15/26 ............ 400 488,915
Orano SA, 2.75%
,
03/08/28 ....... 300 383,710
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%
,
11/30/23
(b)
300 362,128
Quatrim SASU, 5.88%
,
01/15/24 ... 100 126,234
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(b)
400 490,575
Renault SA:
2.38%, 05/25/26 ............ 1,700 2,091,039
1.13%, 10/04/27 ............ 300 344,325
Societe Generale SA
(b)(j)
:
(USD Swap Semi 5 Year + 6.24%),
7.38% ................. USD 2,200 2,257,750
(USD Swap Rate 5 Year + 5.87%),
8.00% ................. 500 587,580
(USD Swap Semi 5 Year + 3.93%),
6.75% ................. 2,000 2,210,000
SPIE SA, 2.63%
,
06/18/26 ....... EUR 100 125,299
Tereos Finance Groupe I SA, 7.50%
,
10/30/25 ................. 100 127,423
TOTAL SE, Series FP, 0.50%
,
12/02/22
(f)
................. USD 4,600 4,670,610
Valeo SA, 0.00%
,
06/16/21
(f)(g)
..... 4,400 4,371,825
54,235,276

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Germany — 2.3%
ADLER Group SA, 2.75%
,
11/13/26 . EUR 100 $ 121,983
ADLER Real Estate AG, 3.00%
,
04/27/26 ................. 400 502,143
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.37%
(b)(j)
....... 200 250,967
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(j)
....... USD 3,750 3,911,250
BASF SE, 0.93%
,
03/09/23
(f)
...... 2,250 2,264,445
Brenntag Finance BV, 1.88%
,
12/02/22
(f)
................. 2,000 2,206,480
CeramTec BondCo GmbH, 5.25%
,
12/15/25 ................. EUR 2,336 2,886,459
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27 ............ 466 564,164
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(j)
..... 2,000 2,554,523
Consus Real Estate AG, 9.63%
,
05/15/24 ................. 491 636,967
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24 .... 200 234,822
HT Troplast GmbH, 9.25%
,
07/15/25 . 100 133,915
IHO Verwaltungs GmbH
(h)
:
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 252 316,565
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 200 212,313
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.88%
(b)(j)
EUR 200 250,571
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 663 798,499
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 100 123,561
4.38%, 11/15/25 ............ 300 375,647
Platin 1426 GmbH, 5.38%
,
06/15/23 . 100 121,355
Rebecca Bidco GmbH, 5.75%
,
07/15/25 ................. 129 164,219
Schaeffler AG, 3.38%
,
10/12/28 .... 100 133,488
Summit Properties Ltd., 2.00%
,
01/31/25 ................. 302 359,294
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26 ........ 300 377,353
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25 ........ 200 239,043
thyssenkrupp AG:
1.88%, 03/06/23 ............ 127 153,665
2.88%, 02/22/24 ............ 7,179 8,790,136
2.50%, 02/25/25 ............ 1 1,221
Vertical Midco GmbH, 4.38%
,
07/15/27 215 272,915
Vertical US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 440 459,683
Volkswagen International Finance
NV, (EUR Swap Annual 10 Year +
3.37%), 3.87%
(b)(j)
........... EUR 2,900 3,772,216
WEPA Hygieneprodukte GmbH,
(EURIBOR 3 Month + 2.88%),
2.88%
,
12/15/26
(b)
........... 133 161,291
ZF Europe Finance BV:
2.00%, 02/23/26 ............ 300 357,409
3.00%, 10/23/29 ............ 900 1,103,226
ZF Finance GmbH:
3.00%, 09/21/25 ............ 100 124,468
3.75%, 09/21/28 ............ 200 257,710
35,193,966
Security
Par (000)
Par (000) Value
Hong Kong — 0.1%
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%
,
05/29/30
(b)
........... USD 250 $ 262,812
CMB International Leasing
Management Ltd., 2.00%
,
02/04/26 200 198,933
NWD MTN Ltd., 4.13%
,
07/18/29 ... 400 412,125
873,870
India — 0.1%
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30 ................. 275 287,891
Adani Transmission Ltd., 4.00%
,
08/03/26 ................. 295 319,061
Vedanta Resources Finance II plc,
13.88%
,
01/21/24 ........... 200 214,450
821,402
Indonesia — 0.0%
JGC Ventures Pte. Ltd., 10.75%
,
08/30/21
(c)(k)
............... 500 152,500
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 235 283,314
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38 ............ 200 223,000
658,814
Ireland — 0.9%
AIB Group plc
(b)(j)
:
(EUR Swap Annual 5 Year +
5.70%), 5.25% ........... EUR 1,000 1,268,160
(EUR Swap Annual 5 Year +
6.63%), 6.25% ........... 4,975 6,671,339
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28 ........ GBP 4,400 6,186,913
14,126,412
Israel — 0.0%
Teva Pharmaceutical Finance
Netherlands II BV:
4.50%, 03/01/25 ............ EUR 100 127,005
1.88%, 03/31/27 ............ 200 224,507
1.63%, 10/15/28 ............ 200 218,136
569,648
Italy — 4.6%
Assicurazioni Generali SpA, (EURIBOR
3 Month + 5.35%), 5.50%
,
10/27/47
(b)
................ 100 146,569
Autostrade per l'Italia SpA:
6.25%, 06/09/22 ............ GBP 100 144,230
5.88%, 06/09/24 ............ EUR 400 553,185
4.38%, 09/16/25 ............ 100 136,164
2.00%, 12/04/28 ............ 5,541 6,707,470
1.88%, 09/26/29 ............ 8,870 10,665,459
2.00%, 01/15/30 ............ 100 119,608
Centurion Bidco SpA, 5.88%
,
09/30/26 100 125,445
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.87%
,
06/30/26
(b)
..... 344 417,780
Gamma Bidco SpA, 6.25%
,
07/15/25 149 187,148
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(j)
......... 7,300 10,553,182
(EUR Swap Annual 5 Year +
4.27%), 4.12%
(b)(j)
......... 750 824,835
5.15%, 06/10/30 ............ GBP 3,400 5,419,431

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Italy (continued)
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(j)
......... EUR 2,225 $ 2,989,875
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 121,173
6.75%, 10/30/25 ............ 258 333,149
Sofima Holding SpA:
3.75%, 01/15/28 ............ 100 121,822
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 100 121,780
Telecom Italia Capital SA, 7.72%
,
06/04/38 ................. USD 6,520 9,160,600
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 3,123 5,603,323
Telecom Italia SpA:
1.13%, 03/26/22
(f)
........... 2,600 3,154,094
4.00%, 04/11/24 ............ 266 348,720
2.75%, 04/15/25 ............ 1,508 1,925,140
1.63%, 01/18/29 ............ 207 248,065
UniCredit SpA
(b)
:
(EUR Swap Annual 5 Year +
9.30%), 9.25%
(j)
.......... 1,034 1,354,558
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(j)
.......... 3,900 4,957,655
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(j)
.......... 2,600 3,648,235
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 400 527,912
Unione di Banche Italiane SpA, (EUR
Swap Annual 5 Year + 5.75%),
5.87%
,
03/04/29
(b)
........... 200 270,136
Unipol Gruppo SpA, 3.25%
,
09/23/30 125 160,148
Webuild SpA, 5.88%
,
12/15/25 ..... 100 121,912
71,168,803
Japan — 1.2%
Nissan Motor Co. Ltd., 3.52%
,
09/17/25
(a)
................ USD 648 693,970
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(j)
............... 5,220 5,102,550
4.75%, 09/19/24 ............ 200 212,293
4.75%, 07/30/25 ............ EUR 200 264,296
3.13%, 09/19/25 ............ 300 374,642
5.00%, 04/15/28 ............ 4,140 5,638,946
4.00%, 09/19/29 ............ 5,035 6,535,496
18,822,193
Jersey — 0.0%
LHC3 plc, 4.13%
,
(4.13% Cash or
9.00% PIK), 08/15/24
(h)
........ 503 621,399
Luxembourg — 1.8%
Altice Financing SA:
2.25%, 01/15/25 ............ 115 134,674
7.50%, 05/15/26
(a)
........... USD 600 629,250
3.00%, 01/15/28 ............ EUR 195 225,141
Altice France Holding SA, 8.00%
,
05/15/27
(a)
................ 100 133,005
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 ............ 1,500 1,862,302
7.75%, 11/01/25 ............ GBP 847 1,185,561
INEOS Finance plc, 3.38%
,
03/31/26 EUR 165 206,263
LHMC Finco 2 SARL
(h)
:
0.00%, (0.00% Cash or 8.00% PIK),
10/02/25 ............... 2,317 2,234,690
Security
Par (000)
Par (000) Value
Luxembourg (continued)
7.25%, (7.25% Cash or 8.00% PIK),
10/02/25 ............... EUR 600 $ 578,666
Matterhorn Telecom SA:
3.13%, 09/15/26 ............ 3,300 3,964,668
4.00%, 11/15/27 ............ 300 369,599
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26 ................. 100 130,447
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25 ................. 322 402,486
SES SA, (EUR Swap Annual 5 Year +
5.40%), 5.63%
(b)(j)
........... 500 664,439
Summer BC Holdco A SARL, 9.25%
,
10/31/27 ................. 3,703 4,775,057
Summer BC Holdco B SARL, 5.75%
,
10/31/26 ................. 8,511 10,767,486
28,263,734
Macau — 0.0%
Sands China Ltd., 4.38%
,
06/18/30 .. USD 230 252,886
Malaysia — 0.0%
Cindai Capital Ltd., 0.00%
,
02/08/23
(f)(g)
567 573,977
Mexico — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 ............ EUR 300 373,508
Netherlands — 1.2%
ING Groep NV
(b)(j)
:
(USD Swap Rate 5 Year + 4.20%),
6.75% ................. USD 700 757,750
(USD Swap Semi 5 Year + 4.45%),
6.50% ................. 600 658,560
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75% ........... 1,400 1,517,250
Intertrust Group BV, 3.38%
,
11/15/25 EUR 367 453,479
IPD 3 BV, 5.50%
,
12/01/25 ....... 100 124,692
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.03%
(b)(j)
100 121,044
OCI NV:
3.13%, 11/01/24 ............ 100 123,868
3.63%, 10/15/25 ............ 300 379,082
PPF Telecom Group BV, 3.25%
,
09/29/27 ................. 175 228,607
Stichting AK Rabobank Certificaten,
0.00%
(j)(l)
................. 6,316 10,060,066
Summer BidCo BV, 0.00%
,
(0.00%
Cash or 9.75% PIK), 11/15/25
(b)(h)
. 151 186,838
Trafigura Funding SA, 3.88%
,
02/02/26 100 121,333
Trivium Packaging Finance BV, 3.75%
,
08/15/26
(l)
................. 580 718,360
United Group BV:
4.88%, 07/01/24 ............ 160 198,051
4.00%, 11/15/27 ............ 1,333 1,603,451
UPCB Finance VII Ltd., 3.63%
,
06/15/29 ................. 300 374,897
Ziggo BV:
4.25%, 01/15/27 ............ 112 141,808
2.88%, 01/15/30 ............ 106 129,813
17,898,949
Portugal — 0.5%
Banco Espirito Santo SA
(c)(k)
:
2.63%, 05/08/17 ............ 6,100 962,345
4.75%, 01/15/18 ............ 19,300 3,044,797

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Portugal (continued)
4.00%, 01/21/19 ............ EUR 22,800 $ 3,596,962
7,604,104
South Korea — 0.0%
(b)(j)
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50% ................... USD 300 302,063
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ................... 200 217,312
519,375
Spain — 5.3%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(j)
................. EUR 2,900 3,604,441
Banco de Sabadell SA, (EUR Swap
Annual 5 Year + 2.20%), 2.00%
,
01/17/30
(b)
................ 300 353,658
Banco Santander SA
(b)(j)
:
(EUR Swap Annual 5 Year +
6.80%), 6.75% ........... 2,200 2,797,160
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 2,000 2,527,218
(EUR Swap Annual 5 Year +
4.53%), 4.38% ........... 200 241,800
Bankia SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(b)(j)
........... 3,600 4,644,555
CaixaBank SA, (EUR Swap Annual 5
Year + 6.50%), 6.75%
(b)(j)
....... 200 266,261
Cellnex Telecom SA:
1.50%, 01/16/26
(f)
........... 1,200 2,378,669
1.75%, 10/23/30 ............ 3,100 3,746,987
0.75%, 11/20/31
(f)
........... 17,500 20,456,024
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 4,256 5,046,593
7.88%, 12/20/23
(a)
........... USD 1,300 1,283,750
4.75%, 05/22/25 ............ EUR 2,433 2,818,905
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(l)
.......... 5,065 6,452,202
10.75%, (10.75% Cash or 10.75%
PIK), 11/01/23
(h)
........... 7,800 5,898,774
11.63%, (11.63% Cash or 11.63%
PIK), 11/01/23
(a)(h)
......... USD 1,100 683,753
ContourGlobal Power Holdings SA,
4.13%
,
08/01/25 ............ EUR 191 237,013
Lorca Telecom Bondco SA:
4.00%, 09/18/27 ............ 5,602 7,157,938
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)(j)
................. 100 129,850
Telefonica Europe BV
(b)(j)
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 2,300 3,120,590
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 131,064
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 2,500 3,269,000
Tendam Brands SAU:
5.00%, 09/15/24 ............ 4,071 4,594,536
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 100 112,557
81,953,298
Security
Par (000)
Par (000) Value
Sweden — 0.3%
Heimstaden Bostad AB
(b)(j)
:
(EUR Swap Annual 5 Year +
3.91%), 3.37% ........... EUR 100 $ 124,255
(EUR Swap Annual 5 Year +
3.15%), 1.00% ........... 963 1,144,388
Intrum AB, 3.50%
,
07/15/26 ....... 101 121,269
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(b)(j)
........... USD 1,600 1,676,000
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 100 122,649
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 300 371,084
3.88%, 07/15/26 ............ 140 174,201
3.25%, 02/15/27 ............ 198 241,421
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 109 135,239
4,110,506
Switzerland — 1.0%
Cembra Money Bank AG, 0.00%
,
07/09/26
(f)(g)
................ CHF 3,600 4,027,392
Credit Suisse Group AG
(b)(j)
:
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 600 653,088
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ 400 435,392
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25% ........... 1,800 2,026,080
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25%
(a)
.......... 800 900,480
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.55%), 4.50%
(a)
.......... 2,000 1,980,000
Dufry One BV:
2.50%, 10/15/24 ............ EUR 100 114,354
2.00%, 02/15/27 ............ 194 216,159
UBS Group AG
(b)(j)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ USD 2,700 2,963,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13% ........... 1,250 1,334,375
14,650,570
Thailand — 0.1%
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.90%), 3.73%
,
09/25/34
(b)
400 419,250
Kasikornbank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.70%), 3.34%
,
10/02/31
(b)
330 345,263
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 240 236,145
1,000,658
Turkey — 0.3%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 5,237 4,453,431

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United Arab Emirates — 0.0%
Esic Sukuk Ltd., 3.94%
,
07/30/24 ... USD 425 $ 440,937
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36 ............ 200 201,218
642,155
United Kingdom — 8.5%
Arrow Global Finance plc, 5.13%
,
09/15/24 ................. GBP 200 274,167
B&M European Value Retail SA, 3.63%
,
07/15/25 ................. 100 141,835
Barclays plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.87%), 6.13%
(b)(j)
....... USD 1,045 1,131,213
BP Capital Markets plc:
1.00%, 04/28/23
(f)
........... GBP 6,900 9,795,609
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(j)
......... EUR 200 259,003
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(j)
............... GBP 200 293,017
Cabot Financial Luxembourg SA,
7.50%
,
10/01/23 ............ 176 245,947
CPUK Finance Ltd., 4.88%
,
08/28/25 1,500 2,033,193
eG Global Finance plc:
4.38%, 02/07/25 ............ EUR 100 119,389
6.25%, 10/30/25 ............ 347 431,335
EnQuest plc
(h)
:
0.00%, (0.00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,714 1,711,570
7.00%, (7.00% Cash or 7.00% PIK),
10/15/23
(a)(b)
............. USD 7,386 5,382,745
FCE Bank plc, 1.62%
,
05/11/23 .... EUR 300 364,309
Galaxy Bidco Ltd., 6.50%
,
07/31/26 . GBP 105 151,059
Heathrow Finance plc
(l)
:
5.25%, 03/01/24 ............ 100 141,756
4.62%, 09/01/29 ............ 115 156,228
HSBC Holdings plc, (USD Swap Rate 5
Year + 3.75%), 6.00%
(b)(j)
....... USD 2,000 2,166,840
Hurricane Finance plc, 8.00%
,
10/15/25 GBP 100 147,086
InterContinental Hotels Group plc,
3.38%
,
10/08/28 ............ 100 146,708
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(f)
........... EUR 600 646,434
0.50%, 07/04/23 ............ 100 108,747
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(f)(k)
GBP 6,900 1,678,091
Intu Metrocentre Finance plc, 4.13%
,
12/06/23 ................. 800 493,154
Ithaca Energy North Sea plc, 9.38%
,
07/15/24
(a)
................ USD 5,461 5,474,652
J Sainsbury plc, (GBP Swap 5 Year +
9.73%), 2.88%
(b)(f)(j)
........... GBP 900 1,266,158
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 100 121,022
4.50%, 10/01/27
(a)
........... USD 13,900 13,486,232
Jerrold Finco plc, 5.25%
,
01/15/27 .. GBP 3,000 4,072,428
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.62%
(b)
(j)
....................... 2,650 3,983,145
Marks & Spencer plc
(l)
:
6.00%, 06/12/25 ............ 1,262 1,927,955
4.50%, 07/10/27 ............ 300 428,708
Security
Par (000)
Par (000) Value
United Kingdom (continued)
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(j)
....................... GBP 100 $ 140,440
National Westminster Bank plc
(b)(j)
:
Series C, (LIBOR USD 3 Month +
0.25%), 0.50% ........... USD 9,820 9,217,641
Series A, (LIMEAN USD 6 Month +
0.25%), 0.50% ........... 100 93,808
Series B, (LIBOR USD 6 Month +
0.25%), 0.41% ........... 1,300 1,219,504
Natwest Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 4.99%), 5.12%
(b)(j)
.......... GBP 1,000 1,442,083
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 10,098 9,870,795
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25 ................. GBP 100 139,790
Premier Foods Finance plc, 6.25%
,
10/15/23 ................. 500 704,257
Standard Chartered plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.66%), 6.00%
(b)(j)
USD 1,200 1,303,560
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ GBP 6,955 9,547,499
(EURIBOR 3 Month + 5.75%),
5.75%, 07/31/25
(b)
......... EUR 2,300 2,675,164
8.25%, 07/31/25 ............ GBP 4,400 6,200,477
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%
,
07/01/25
(b)
.... EUR 306 376,916
Synthomer plc, 3.88%
,
07/01/25 .... 100 127,071
Thames Water Kemble Finance plc:
4.63%, 05/19/26 ............ GBP 200 277,428
Top Gun Realisations 203 plc, 5.00%
,
05/03/24
(a)(b)
............... 2,353 72,540
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21
(f)
........... USD 4,200 3,780,000
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(l)
..... GBP 7,176 9,487,627
Virgin Media Finance plc, 3.75%
,
07/15/30 ................. EUR 1,471 1,825,298
Virgin Media Secured Finance plc:
5.00%, 04/15/27 ............ GBP 100 143,866
5.25%, 05/15/29 ............ 200 296,281
5.50%, 05/15/29
(a)
........... USD 1,500 1,609,665
4.25%, 01/15/30 ............ GBP 800 1,130,538
4.13%, 08/15/30 ............ 450 629,947
4.50%, 08/15/30
(a)
........... USD 1,125 1,164,938
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ............ GBP 1,318 1,841,975
3.25%, 01/31/31 ............ EUR 2,212 2,738,060
Vodafone Group plc
(b)
:
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... 200 276,082
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... 200 251,205
(EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .... 3,500 4,396,085
131,760,275
United States — 30.5%
Advanced Micro Devices, Inc., 7.50%
,
08/15/22
(i)(m)
............... USD 37,819 41,033,615
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 140 147,000

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Albertsons Cos., Inc.:
3.50%, 02/15/23
(a)
........... USD 37 $ 38,000
5.75%, 03/15/25 ............ 9 9,304
7.50%, 03/15/26
(a)
........... 31 34,177
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 46 46,730
4.75%, 08/01/25 ............ 37 38,110
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(e)
.... 9,645 9,234,992
American Airlines Pass-Through Trust
(e)
:
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 40,000 37,700,000
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 5,519 4,918,646
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 7,963 7,564,969
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(e)
........... 9,469 8,771,060
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 150 155,812
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 23 23,489
5.00%, 02/01/28
(a)
........... 55 57,343
Ardagh Packaging Finance plc:
2.13%, 08/15/26 ............ EUR 200 243,310
4.75%, 07/15/27 ............ GBP 200 284,141
Ashland Services BV, 2.00%
,
01/30/28 EUR 5,241 6,368,484
Avaya Holdings Corp., 2.25%
,
06/15/23
(f)
................. USD 500 545,362
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 5,001 5,315,638
Bausch Health Cos., Inc.
(a)
:
5.50%, 11/01/25 ............ 95 97,821
5.75%, 08/15/27 ............ 19 20,449
Belden, Inc.:
4.13%, 10/15/26 ............ EUR 210 262,491
3.88%, 03/15/28 ............ 100 126,573
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 64 67,720
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 573 743,554
7.13%, 10/02/25
(a)
........... USD 2,286 2,471,989
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 150 165,750
4.75%, 12/01/27 ............ 34 34,844
Buckeye Partners LP:
4.15%, 07/01/23 ............ 202 207,280
4.35%, 10/15/24 ............ 275 282,172
4.13%, 03/01/25
(a)
........... 125 126,719
BY Crown Parent LLC, 4.25%
,
01/31/26
(a)
................ 82 84,050
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 1,170 1,233,081
8.13%, 07/01/27 ............ 374 410,465
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 225 236,147
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 127,871
Calpine Corp., 5.13%
,
03/15/28
(a)
... 31 32,085
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 6,475 7,346,470
10.13%, 02/01/26 ........... EUR 101 140,547
7.63%, 03/01/26 ............ 100 127,441
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ 394 476,991
Security
Par (000)
Par (000) Value
United States (continued)
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
USD 266 $ 279,433
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 397 412,511
5.38%, 04/15/27 ............ 24 24,060
5.25%, 07/15/29 ............ 24 24,022
Centene Corp.:
5.38%, 06/01/26
(a)
........... 86 89,952
5.38%, 08/15/26
(a)
........... 35 36,706
4.25%, 12/15/27 ............ 166 175,609
Centennial Resource Production LLC,
5.38%
,
01/15/26
(a)
........... 24 20,160
Charles River Laboratories
International, Inc., 5.50%
,
04/01/26
(a)
24 25,050
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 70 71,838
5.63%, 10/01/26 ............ 52 54,098
4.50%, 10/01/29 ............ 19 20,425
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 183 191,464
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 29 30,341
Clarios Global LP, 4.38%
,
05/15/26 .. EUR 4,401 5,508,002
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 25 26,322
Colfax Corp., 6.00%
,
02/15/24
(a)
.... 29 29,942
Commercial Metals Co.:
4.88%, 05/15/23 ............ 47 49,468
5.75%, 04/15/26 ............ 22 22,840
5.38%, 07/15/27 ............ 172 181,890
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 3,350 3,420,852
CommScope, Inc.
(a)
:
6.00%, 03/01/26 ............ 12,135 12,847,931
8.25%, 03/01/27 ............ 8,126 8,751,215
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 1,698 1,927,039
4.75%, 04/15/26 ............ 100 109,852
CrownRock LP, 5.63%
,
10/15/25
(a)
.. USD 226 224,903
CSC Holdings LLC, 5.50%
,
05/15/26
(a)
2,750 2,852,327
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 24 25,380
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 593 622,840
Diamondback Energy, Inc., 5.38%
,
05/31/25 ................. 27 27,989
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 3,904 4,177,280
10.25%, 02/15/27 ........... 12,140 13,566,450
Elanco Animal Health, Inc.
(l)
:
4.91%, 08/27/21 ............ 23 23,493
5.27%, 08/28/23 ............ 36 38,880
Encore Capital Group, Inc., 4.88%
,
10/15/25 ................. EUR 100 126,415
ESH Hospitality, Inc., 5.25%
,
05/01/25
(a)
USD 2,975 3,034,500
Ford Motor Credit Co. LLC, 2.33%
,
11/25/25 .................. EUR 300 366,534
Forestar Group, Inc., 5.00%
,
03/01/28
(a)
USD 1,399 1,458,457
Frontier Communications Corp.
(a)
:
5.88%, 10/15/27 ............ 4,000 4,298,800
5.00%, 05/01/28 ............ 2,511 2,603,593
6.75%, 05/01/29 ............ 3,753 3,941,870
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 3,250 3,413,735
Gap, Inc. (The), 8.38%
,
05/15/23
(a)
.. 1,550 1,783,476
GLP Capital LP, 4.00%
,
01/15/31 ... 213 231,808

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Goodyear Tire & Rubber Co. (The),
9.50%
,
05/31/25 ............ USD 4,156 $ 4,654,720
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 302 306,918
2.60%, 10/15/25 ............ 387 400,030
Hanesbrands, Inc.
(a)
:
4.63%, 05/15/24 ............ 42 44,327
5.38%, 05/15/25 ............ 4,818 5,136,133
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 ............ 71 73,606
5.75%, 05/01/28
(a)
........... 700 755,125
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 28 29,280
Howard Hughes Corp. (The)
(a)
:
5.38%, 03/15/25 ............ 151 155,683
5.38%, 08/01/28 ............ 363 382,965
Hyatt Hotels Corp., 5.38%
,
04/23/25 . 197 221,815
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 40 43,092
5.25%, 08/15/27
(a)
........... 36 37,331
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 74,685
International Game Technology plc,
3.50%
,
07/15/24 ............ EUR 200 249,922
IQVIA, Inc., 5.00%
,
10/15/26
(a)
..... USD 3,500 3,635,625
IRB Holding Corp., 7.00%
,
06/15/25
(a)
157 170,513
Iron Mountain UK plc, 3.88%
,
11/15/25 GBP 758 1,051,681
Iron Mountain, Inc.
(a)
:
4.88%, 09/15/27 ............ USD 500 522,500
5.00%, 07/15/28 ............ 7,525 7,908,323
5.25%, 07/15/30 ............ 2,000 2,120,000
Jaguar Holding Co. II/PPD
Development LP
(a)
:
4.63%, 06/15/25 ............ 1,720 1,803,850
5.00%, 06/15/28 ............ 80 84,818
JBS USA LUX SA
(a)
:
5.75%, 06/15/25 ............ 49 50,348
6.75%, 02/15/28 ............ 46 50,744
6.50%, 04/15/29 ............ 71 80,733
KFC Holding Co., 5.25%
,
06/01/26
(a)
. 3,545 3,673,506
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(i)
........... 8,429 9,228,198
4.38%, 06/01/46 ............ 1,700 1,810,295
Kraton Polymers LLC, 5.25%
,
05/15/26 EUR 200 248,838
Lamar Media Corp., 5.75%
,
02/01/26 USD 31 31,896
Lamb Weston Holdings, Inc.
(a)
:
4.63%, 11/01/24 ............ 2,039 2,124,230
4.88%, 11/01/26 ............ 40 41,500
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 1,034 1,050,802
Lennar Corp., 4.75%
,
11/15/22
(l)
.... 148 156,713
Level 3 Financing, Inc.:
5.38%, 01/15/24 ............ 399 399,359
5.25%, 03/15/26 ............ 36 37,123
4.25%, 07/01/28
(a)
........... 760 778,780
3.63%, 01/15/29
(a)
........... 491 488,551
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%
,
05/23/59
(b)
................ EUR 100 123,862
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... USD 10,001 10,463,546
Macy's, Inc., 8.38%
,
06/15/25
(a)
.... 9,547 10,573,302
Marriott International, Inc., 4.63%
,
06/15/30 ................. 155 177,379
Security
Par (000)
Par (000) Value
United States (continued)
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... USD 351 $ 369,940
6.50%, 09/15/26 ............ 37 38,486
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 24 25,695
MGM Growth Properties Operating
Partnership LP:
4.63%, 06/15/25
(a)
........... 70 74,200
5.75%, 02/01/27 ............ 101 113,211
Microchip Technology, Inc., 4.25%
,
09/01/25
(a)
................ 16,436 17,215,282
Molina Healthcare, Inc., 5.38%
,
11/15/22
(l)
................. 34 35,997
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 67 71,020
NCR Corp., 8.13%
,
04/15/25
(a)
..... 5,000 5,475,000
Netflix, Inc.:
3.88%, 11/15/29 ............ EUR 249 369,203
3.63%, 06/15/30 ............ 152 223,427
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 108 111,645
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 17 18,045
4.75%, 11/01/28 ............ 185 190,550
Nordstrom, Inc., 8.75%
,
05/15/25
(a)
.. 3,395 3,799,138
NRG Energy, Inc.:
7.25%, 05/15/26 ............ 49 51,376
6.63%, 01/15/27 ............ 59 61,987
5.75%, 01/15/28 ............ 40 43,489
5.25%, 06/15/29
(a)
........... 35 38,500
Occidental Petroleum Corp.:
8.00%, 07/15/25
(i)
........... 5,275 5,962,069
5.50%, 12/01/25 ............ 3,328 3,494,400
OI European Group BV:
3.13%, 11/15/24 ............ EUR 300 376,279
2.88%, 02/15/25 ............ 300 368,882
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ USD 31 31,955
Park Intermediate Holdings LLC,
5.88%
,
10/01/28
(a)
........... 41 42,948
Parsley Energy LLC, 4.13%
,
02/15/28
(a)
75 79,688
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 445 429,269
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 695 745,582
PetSmart, Inc.:
5.88%, 06/01/25
(a)
........... 2,000 2,060,000
4.75%, 02/15/28 ............ 1,382 1,382,000
7.75%, 02/15/29
(a)
........... 392 392,000
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
41 43,632
PTC, Inc., 3.63%
,
02/15/25
(a)
...... 2,500 2,562,500
PulteGroup, Inc., 5.50%
,
03/01/26 .. 58 69,062
Quicken Loans LLC, 3.63%
,
03/01/29
(a)
292 292,131
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
47 50,173
Refinitiv US Holdings, Inc., 4.50%
,
05/15/26 ................. EUR 288 366,670
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ USD 6,007 7,127,005
7.38%, 09/01/25 ............ 2,734 2,945,885
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 399 428,925
9.50%, 08/01/25 ............ 117 125,483

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ USD 1,481 $ 1,582,449
Service Properties Trust:
5.00%, 08/15/22 ............ 497 500,727
4.50%, 06/15/23 ............ 3,245 3,266,093
7.50%, 09/15/25 ............ 129 145,221
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 300 366,839
2.25%, 06/01/28 ............ 232 285,047
Sirius XM Radio, Inc.
(a)
:
4.63%, 07/15/24 ............ USD 1,596 1,650,200
5.38%, 07/15/26 ............ 47 48,809
5.00%, 08/01/27 ............ 72 75,675
5.50%, 07/01/29 ............ 84 91,403
SM Energy Co.:
1.50%, 07/01/21
(f)
........... 502 477,915
10.00%, 01/15/25
(a)
.......... 2,519 2,792,941
Solera LLC, 10.50%
,
03/01/24
(a)
.... 250 256,680
Sprint Corp.
(i)
:
7.88%, 09/15/23 ............ 13,018 15,035,790
7.13%, 06/15/24 ............ 14,020 16,347,881
SRM Escrow Issuer LLC, 6.00%
,
11/01/28
(a)
................ 927 974,092
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 109 134,344
5.00%, 02/15/27
(a)
........... USD 24 24,990
Staples, Inc.
(a)
:
7.50%, 04/15/26 ............ 9,509 9,700,036
10.75%, 04/15/27 ........... 1,000 969,850
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(e)
........ 17,784 16,272,197
Sunoco LP:
5.50%, 02/15/26 ............ 37 38,024
6.00%, 04/15/27 ............ 28 29,645
4.50%, 05/15/29
(a)
........... 58 59,282
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 103 81,821
7.25%, 05/15/27
(a)
........... 92 97,290
Talos Production, Inc., 12.00%
,
01/15/26
(a)
................ 830 786,425
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 24 24,651
5.38%, 02/01/27 ............ 24 24,803
6.50%, 07/15/27 ............ 39 41,925
6.88%, 01/15/29 ............ 39 43,046
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 45 50,837
TEGNA, Inc., 4.63%
,
03/15/28
(a)
.... 11 11,136
Teleflex, Inc., 4.63%
,
11/15/27 ..... 24 25,377
Tempur Sealy International, Inc., 5.50%
,
06/15/26 ................. 28 29,015
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 86 87,531
4.63%, 09/01/24
(a)
........... 28 28,735
5.13%, 05/01/25 ............ 65 65,854
4.88%, 01/01/26
(a)
........... 97 101,184
6.25%, 02/01/27
(a)
........... 72 75,845
4.63%, 06/15/28
(a)
........... 45 47,074
Terex Corp., 5.63%
,
02/01/25
(a)
.... 28 28,665
Toll Brothers Finance Corp., 4.88%
,
11/15/25 .................. 38 42,845
Tri Pointe Homes, Inc.:
5.25%, 06/01/27 ............ 10 10,860
5.70%, 06/15/28 ............ 29 32,553
Security
Par (000)
Par (000) Value
United States (continued)
UGI International LLC, 3.25%
,
11/01/25 EUR 200 $ 248,171
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%,
01/15/26 ............... USD 3,315 3,389,587
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 1,056 1,179,285
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 49 51,631
5.50%, 05/15/27 ............ 49 52,362
4.88%, 01/15/28 ............ 78 82,895
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 856,735
US Concrete, Inc., 6.38%
,
06/01/24 . 9 9,236
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 389 399,698
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 36 36,585
4.63%, 12/01/29 ............ 35 37,275
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 788 853,532
5.50%, 09/01/26 ............ 48 49,906
5.63%, 02/15/27 ............ 62 65,404
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 171,600
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,227 4,599,377
7.25%, 06/15/28 ............ 3,490 3,920,544
Western Digital Corp., 4.75%
,
02/15/26
(i)
................. 4,565 5,051,949
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 3,500 3,718,750
5.63%, 03/15/27 ............ 24 25,350
WPX Energy, Inc., 5.88%
,
06/15/28 . 50 54,138
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 85 94,928
Wyndham Hotels & Resorts, Inc.,
5.38%
,
04/15/26
(a)
........... 24 24,570
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 526,813
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ 18,010 18,888,528
5.50%, 08/15/28 ............ 6,000 6,230,400
XHR LP, 6.38%
,
08/15/25
(a)
....... 119 124,355
XPO Logistics, Inc.
(a)
:
6.13%, 09/01/23 ............ 25 25,406
6.75%, 08/15/24 ............ 50 52,880
Yum! Brands, Inc., 7.75%
,
04/01/25
(a)
2,472 2,713,292
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 2,500 2,507,050
472,563,654
Total Corporate Bonds — 66.4%
(Cost: $1,042,564,860) ........................... 1,028,920,239
Floating Rate Loan Interests — 20.6%
Canada — 0.3%
(b)
Nuvei Technologies Corp., Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 09/29/25
(e)
........... 1,400 1,407,000
Titan Acquisition Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.27%
,
 03/28/25 ............ 1,401 1,370,264

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Canada (continued)
Trader Corp., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 09/28/23
(e)
........... USD 1,188 $ 1,183,833
3,961,097
France — 1.0%
(b)
Banijay Entertainment SAS, Facility
Term Loan B, 03/01/25
(n)
....... EUR 4,000 4,833,667
CAB, Term Loan B, 01/28/28
(n)
..... 5,000 6,062,714
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 1,391 1,688,048
Elsan SAS, Facility Term Loan B3,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 10/30/24 ............ 1,000 1,211,802
Group Inovie, Facility Term Loan B,
12/08/27
(n)
................ 1,000 1,212,798
15,009,029
Germany — 0.6%
(b)
A. Friedrich Flender AG Term Loan B,
01/21/28
(n)
................ 1,000 1,220,698
CTC AcquiCo GmbH, Facility Term
Loan B1, 03/07/25
(n)
.......... 4,000 4,720,224
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ 3,000 3,551,163
9,492,085
Luxembourg — 1.0%
(b)
Altice Financing SA, Term Loan,
01/31/26
(n)
................ 3,990 4,777,150
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%
,
 09/16/23 ...... 609 739,051
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 6 Month +
0.00%), 2.00%
,
 10/30/21
(e)
..... 77 9
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 05/15/26 ............ 3,000 3,628,199
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 6
Month + 2.63%), 2.63%
,
 01/29/27 1,000 1,203,696
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.39%
,
 06/30/25 ...... USD 993 990,415
Sunshine Luxembourg VII SARL,
Facility Term Loan B1, (LIBOR USD
3 Month + 4.00%), 5.00%
,
 10/01/26 3,146 3,152,648
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.25%
,
 05/29/26 ............ 374 280,006
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 02/28/25 310 307,130
15,078,304
Netherlands — 2.4%
(b)
Boels Topholding BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.00%),
4.00%
,
 02/06/27 ............ EUR 1,000 1,214,618
Klockner Pentaplast of America, Inc.,
Term Loan, (EURIBOR 1 Month +
4.75%), 4.75%
,
 06/30/22 ...... 3,000 3,633,369
Security
Par (000)
Par (000) Value
Netherlands (continued)
NewCo I BV, Facility Term Loan AW1,
01/31/29
(n)
................ EUR 4,200 $ 5,110,927
Peer Holding III BV, Facility Term Loan
B
(b)
:
(EURIBOR 6 Month + 3.25%),
3.25%, 03/07/25 .......... 6,500 7,837,986
 01/18/27
(n)
................ 5,500 6,657,838
UPC Broadband Holding BV, Facility
Term Loan AW, 01/31/29
(n)
...... 4,200 5,110,926
Ziggo BV, Facility Term Loan H,
01/31/29
(n)
................ 6,900 8,343,434
37,909,098
Norway — 0.2%
Adevinta ASA, Facility Term Loan B1,
10/22/27
(b)(n)
............... 2,000 2,434,187
Singapore — 0.2%
Grab Holdings, Inc., Term Loan,
01/29/26
(b)(n)
............... USD 2,803 2,788,985
Spain — 1.5%
(b)
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50%
,
 12/26/25 ...... EUR 3,500 3,403,249
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(n)
................ 3,000 3,657,943
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,405,470
Piolin BidCo SAU, Term Loan,
09/16/26
(n)
................ 4,600 5,144,117
Promotora de Informaciones SA, Term
Loan, 03/31/25
(n)
............ 8,683 9,856,347
23,467,126
Sweden — 0.5%
Verisure Holding AB, Term Loan,
01/15/28
(b)(n)
............... 7,000 8,499,522
United Kingdom — 1.2%
(b)
BBD Bidco Ltd., Facility Term Loan B1,
11/13/26
(n)
................ GBP 1,900 2,574,415
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 4.50%),
5.50%
,
 12/11/26 ............ USD 893 893,637
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 01/29/27 966 960,114
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%
,
 12/05/24 ............ GBP 1,000 1,364,162
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 2,984 3,586,034
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/02/25 ............ 2,000 2,399,795
Synlab Bondco plc, Facility Term Loan,
(EURIBOR 6 Month + 3.75%),
3.75%
,
 07/01/27 ............ 1,250 1,517,484
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (LIBOR GBP 1 Month
+ 3.25%), 3.28%
,
 11/15/27 ..... GBP 3,000 4,042,998

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United Kingdom (continued)
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, 01/31/29
(n)
....... EUR 789 $ 959,724
18,298,363
United States — 11.7%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
6.00%), 6.75%
,
 02/02/26
(b)(e)
.... USD 180 179,550
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%
,
 04/17/25
(b)
........... 407 440,403
AlixPartners, LLP, Term Loan,
01/01/28
(b)(n)
............... EUR 1,000 1,221,135
Athenahealth, Inc., Term Loan B,
0.00%
,
 02/11/26
(b)
........... USD 64 64,160
Avaya, Inc., Term Loan B, 12/15/24
(b)(n)
1,208 1,206,751
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.50%), 4.50%
,
 03/03/25
(b)
..... 982 825,600
AVSC Holding Corp., 1st Lien Term
Loan B3, (LIBOR USD 3 Month +
15.00%), 15.00%
,
 10/15/26
(b)
.... 284 321,953
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 02/12/25
(b)
..... 3,073 3,071,634
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 1,810 1,837,150
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%
,
 06/21/24
(b)
348 343,648
BY Crown Parent LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 02/02/26
(b)
........... 98 97,814
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 105 104,999
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.62%
,
 07/21/25
(b)
..... 217 217,183
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month +
3.00%), 4.00%
,
 10/30/26
(b)
..... 875 877,187
CHI Overhead Doors, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 4.50%
,
 07/31/25
(b)
..... 48 48,179
Chobani LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%),
4.50%
,
 10/25/27
(b)
........... 1,735 1,740,082
Clarios Global LP, 1st Lien Term Loan,
04/30/26
(b)(n)
............... EUR 7,000 8,468,346
Cloudera, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%),
3.25%
,
 12/22/27
(b)(e)
.......... USD 842 845,158
Coty, Inc., Term Loan A, 04/05/23
(b)(e)(n)
EUR 7,505 8,675,087
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.75%
,
 05/05/24
(b)
........... USD 226 225,903
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.75%
,
 04/09/27
(b)
..... 1,558 1,564,335
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 5,855 5,876,137
Security
Par (000)
Par (000) Value
United States (continued)
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... USD 2,559 $ 2,613,379
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/08/26
(b)
........... 114 114,809
Dun & Bradstreet Corp. (The), Term
Loan, 02/06/26
(b)(n)
........... 10,299 10,313,581
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%
,
 07/31/28
(b)
..... 561 583,861
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%),
5.25%
,
 07/30/27
(b)
........... 786 788,186
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 03/08/24
(b)
..... 1,970 1,742,968
eResearchTechnology, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 02/04/27
(b)
..... 997 1,000,197
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%
,
 05/09/24
(b)(e)
......... 80 82,784
Filtration Group Corp., Term Loan A,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 03/29/25
(b)
........... 1,205 1,209,872
Flexera Software LLC, 1st Lien Term
Loan
(b)(n)
:
 02/26/25 ................. 997 999,930
 01/26/28 ................. 2,430 2,440,643
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/25/23
(b)
........... 539 539,887
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.75%
,
 10/08/21
(b)
..... 4,276 4,271,981
Gentiva Health Services, Inc., 1st Lien
Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 3.38%
,
 07/02/25
(b)
.... 18,225 18,201,780
Go Daddy Operating Co., LLC, Term
Loan B3, (LIBOR USD 1 Month +
2.50%), 2.65%
,
 08/10/27
(b)
..... 407 406,617
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25% - 3.50%
,
 10/04/23
(b)
..... 248 242,557
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 12/01/27
(b)
..... 2,000 2,006,000
GTT Communications BV, Term Loan,
05/31/25
(b)(n)
............... EUR —
(o)
1
Hayward Industries, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 3.62%
,
 08/05/24
(b)
..... USD 750 746,250
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)
..... 487 490,431
Hub International Ltd., Term Loan,
(LIBOR USD 3 Month + 2.75%),
2.91% - 2.97%
,
 04/25/25
(b)
..... 282 279,211

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... USD 3,025 $ 3,034,187
Illuminate Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.12%
,
 06/30/27
(b)
........... 785 786,508
I-Logic Technologies Bidco Ltd., Term
Loan, (EURIBOR 3 Month + 2.75%),
3.75%
,
 12/21/24
(b)
........... EUR 1,000 1,202,422
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(p)
........... USD 11,176 11,427,460
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.37%
,
 02/25/27
(b)
........... 10,284 10,250,759
LBM Acquisition LLC, 1st Lien Term
Loan, 12/17/27
(b)(n)
........... 487 487,427
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(n)
.... 108 108,317
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.94%
,
 10/19/26
(b)
..... 689 668,163
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.88%
,
 08/31/27
(b)
........... 6,873 6,838,635
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.87%
,
 09/30/24
(b)
........... 3,680 3,688,264
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.63%
,
 07/03/25
(b)
..... 1,492 1,486,307
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%
,
 07/03/26
(b)
..... 1,020 1,019,368
MH Sub I LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.75%
,
 09/13/24
(b)
........... 883 883,966
MI Windows and Doors LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/18/27
(b)(e)
.... 254 255,905
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.50%
,
 12/22/25
(b)
..... 1,223 1,250,674
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 10/01/27
(b)
..... 877 878,649
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 1,500 1,471,410
Mitchell International, Inc., Facility 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.25%), 4.75%
,
 11/29/24
(b)
431 430,200
Optiv Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.25%
,
 02/01/24
(b)
........... 501 475,950
Park River Holdings, Inc., 1st Lien Term
Loan, 12/28/27
(b)(n)
........... 94 94,141
PetSmart, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%),
4.50%
,
 03/11/22
(b)
........... 1,067 1,066,302
PetSmart, Inc., Term Loan B,
4.50%
,
 01/27/28
(b)
........... 1,212 1,210,485
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.50%),
6.75%
,
 06/23/25
(b)
........... 769 775,288
Security
Par (000)
Par (000) Value
United States (continued)
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.97%), 4.10%
,
 07/24/26
(b)
USD 118 $ 118,018
Ryan Specialty Group LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.00%
,
 09/01/27
(b)
........... 651 651,778
Sabre GLBL, Inc., Term Loan B,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/17/27
(b)
........... 820 827,692
Sedgwick Claims Management
Services, Inc., Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 09/03/26
(b)
........... 941 946,861
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 09/23/27
(b)
..... 167 167,046
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
9.00%
,
 10/09/28
(b)(e)
.......... 2,250 2,317,500
Sophia LP, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 10/07/27
(b)
1,126 1,129,097
Sotheby's, Inc., Term Loan,
(LIBOR USD 1 Month + 5.50%),
6.50%
,
 01/15/27
(b)
........... 746 748,818
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/02/26
(b)
........... 1,332 1,329,033
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.38%
,
 03/03/28
(b)
..... 632 639,419
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.87%
,
 11/16/26
(b)
........... 356 355,508
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.37%
,
 12/09/25
(b)
........... 990 972,160
UKG Inc., 1st Lien Term Loan
(b)
:
(LIBOR USD 1 Month + 3.75%),
3.87%, 05/04/26 .......... 2,173 2,176,790
 05/04/26
(n)
................ 7,676 7,703,393
UKG Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.75%),
7.50%
,
 05/03/27
(b)
........... 1,433 1,479,572
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 0.13%
,
 01/20/28
(b)
..... 674 677,613
Veritas US, Inc., Term Loan B:
(LIBOR USD 3 Month + 5.50%),
6.50%, 09/01/25
(b)
......... 6,207 7,163,150
Vertiv Group Corp., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.14%
,
 03/02/27
(b)
........... 993 993,095
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 2.63%
,
 01/31/28
(b)
..... 1,500 1,492,005
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.12%
,
 02/28/27
(b)
........... 4,671 4,662,254
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 702 704,239
Wilsonart LLC, Term Loan D,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/19/23
(b)
........... 496 495,836

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 12 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... USD 152 $ 152,444
Zaxby's Operating Co., LP, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.50%
,
 12/28/27
(b)
..... 3,394 3,415,213
Zaxby's Operating Co., LP, 2nd Lien
Term Loan, (LIBOR USD 1 Month +
6.50%), 7.25%
,
 12/28/28
(b)
..... 2,109 2,130,090
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.12%
,
 03/09/27
(b)
........... 1,336 1,327,112
181,893,842
Total Floating Rate Loan Interests — 20.6%
(Cost: $311,399,206) ............................. 318,831,638
Foreign Agency Obligations — 2.9%
France — 2.2%
Electricite de France SA:
0.00%, 09/14/24
(f)(g)
.......... EUR 25,054 4,223,222
(GBP Swap 13 Year + 3.96%),
6.00%
(b)(j)
............... GBP 2,600 4,037,057
(GBP Swap 15 Year + 3.05%),
5.88%
(b)(j)
............... 500 789,549
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)(j)
......... EUR 11,000 14,278,678
2.00%, 12/09/49 ............ 3,900 5,370,596
5.13%, 09/22/50 ............ GBP 900 1,947,984
6.00%, 01/23/14 ............ 1,500 3,692,372
34,339,458
India — 0.1%
Oil India Ltd., 5.13%
,
02/04/29 ..... USD 240 273,525
Power Finance Corp. Ltd.:
3.75%, 12/06/27 ............ 200 212,375
3.35%, 05/16/31 ............ 200 200,648
686,548
Indonesia — 0.0%
Pertamina Persero PT, 4.18%
,
01/21/50 350 373,625
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49 ................. 200 263,687
637,312
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 571 737,308
2.63%, 04/28/25 ............ 1,454 1,825,554
2,562,862
Mexico — 0.4%
Petroleos Mexicanos, 6.88%
,
08/04/26 USD 6,000 6,427,500
Total Foreign Agency Obligations — 2.9%
(Cost: $41,534,116) .............................. 44,653,680
Foreign Government Obligations — 0.0%
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 200 171,438
Security
Par (000)
Par (000) Value
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
7.85%, 03/14/29 ............ USD 225 $ 135,844
7.55%, 03/28/30 ............ 200 120,562
256,406
Total Foreign Government Obligations — 0.0%
(Cost: $624,500) ................................ 427,844
Shares
Shares
Investment Companies — 0.4%
Invesco Senior Loan ETF ........ 150,000 3,333,000
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 20,139 2,183,068
Total Investment Companies — 0.4%
(Cost: $5,548,146) .............................. 5,516,068
Par (000)
Pa r (000)
Capital Trusts — 0.4%
United Kingdom — 0.4%
Lloyds Banking Group plc
(b)(j)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,252 1,577,520
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 701 902,538
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,694 3,468,525
5,948,583
Total Capital Trusts — 0.4%
(Cost: $5,321,920) .............................. 5,948,583
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25
(i)
(q)
...................... 4,850 4,828,213
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,858,503) .............................. 4,828,213
Shares
Shares
Warrants — 0.1%
United States — 0.1%
(c)
Decarbonization Plus Acquisition
Corp. (Issued/exercisable 12/23/20,
1 share for 1 warrant, Expires
10/02/25, Strike Price USD 11.50) 15,531 42,865
dMY Technology Group, Inc. II (Issued/
exercisable 12/07/20, 1 share for
1 warrant, Expires 07/29/27, Strike
Price USD 11.50) ............ 25,619 153,714
Dragoneer Growth Opportunities
Corp. (Issued/exercisable 11/23/20,
1 share for 1 warrant, Expires
08/14/25, Strike Price USD 11.50) 4,837 17,848

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
United States (continued)
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 11/11/20, Strike
Price USD 10.00)
(e)
.......... 53,160 $ 45,718
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 0.00) ............ 6,030 6,030
SM Energy Co. (Issued/exercisable
06/17/20, 1 share for 1 warrant,
Expires 06/30/23, Strike Price USD
0.01) .................... 67,242 563,488
Tribune Resources LLC (Issued/
exercisable 04/06/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.00) ............ 566,782 56,678
Tribune Resources LLC (Issued/
exercisable 04/06/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.00)
(e)
........... 440,830 22,042
Total Warrants — 0.1% ............................ 908,383
Total Long-Term Investments — 97.4%
(Cost: $1,511,257,832) ........................... 1,508,215,913
Par (000)
Pa r (000)
Short-Term Securities — 14.7%
Borrowed Bond Agreements — 7.5%
(r)(s)
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 2,449,424,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 2,500,000 and
$3,013,093, respectively) ...... EUR 2,468 2,994,708
Barclays Bank plc, (0.95)%, Open
(Purchased on 12/21/20 to be
repurchased at EUR 954,546,
collateralized by easyJet plc, 0.88%,
due at 06/11/25, par and fair value
of EUR 1,000,000 and $1,124,393,
respectively) ............... 956 1,159,875
Barclays Bank plc, (0.85)%, Open
(Purchased on 10/28/20 to be
repurchased at EUR 2,488,344,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 2,400,000 and
$3,217,228, respectively)
(j)
..... 2,495 3,027,972
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 4,154,992,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,100,000 and
$5,104,283, respectively) ...... 4,167 5,056,457
Barclays Bank plc, (0.85)%, Open
(Purchased on 12/11/20 to be
repurchased at EUR 4,039,163,
collateralized by easyJet plc, 0.88%,
due at 06/11/25, par and fair value
of EUR 4,200,000 and $4,722,450,
respectively) ............... 4,045 4,908,477
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.85)%, Open
(Purchased on 01/05/21 to be
repurchased at EUR 1,571,770,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 1,400,000 and
$1,868,867, respectively)
(j)
..... EUR 1,573 $ 1,908,844
Barclays Bank plc, (0.75)%, Open
(Purchased on 01/22/21 to be
repurchased at USD 1,097,402,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 850,000 and
$1,091,188, respectively) ...... USD 1,098 1,097,563
Barclays Bank plc, (0.70)%, Open
(Purchased on 01/20/21 to be
repurchased at EUR 4,665,534,
collateralized by Cellnex Telecom
SA, 1.88%, due at 06/26/29, par
and fair value of EUR 4,500,000 and
$5,568,556, respectively) ...... EUR 4,667 5,663,195
Barclays Bank plc, (0.40)%, Open
(Purchased on 05/19/20 to be
repurchased at USD 1,823,528,
collateralized by Air Canada, 7.75%,
due at 04/15/21, par and fair value
of USD 1,900,000 and $1,911,875,
respectively) ............... USD 1,829 1,828,750
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 1,342,897,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,300,000 and $1,352,218,
respectively) ............... 1,344 1,343,875
BNP Paribas SA, (1.40)%, Open
(Purchased on 10/01/20 to be
repurchased at EUR 1,521,696,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par and
fair value of EUR 1,564,000 and
$1,921,717, respectively) ...... EUR 1,528 1,853,901
BNP Paribas SA, (0.75)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 1,728,136,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 1,800,000 and
$2,162,546, respectively) ...... 1,732 2,101,689
BNP Paribas SA, (0.20)%, Open
(Purchased on 09/10/20 to be
repurchased at USD 1,492,313,
collateralized by Lions Gate
Capital Holdings LLC, 5.88%, due
at 11/01/24, par and fair value of
USD 1,450,000 and $1,479,913,
respectively) ............... USD 1,494 1,493,500
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/25/20 to be
repurchased at USD 4,429,188,
collateralized by Uber Technologies,
Inc., 7.50%, due at 09/15/27, par
and fair value of USD 4,000,000 and
$4,385,040, respectively) ...... 4,430 4,430,000

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.10)%, Open
(Purchased on 11/03/20 to be
repurchased at USD 3,407,561,
collateralized by Tenet Healthcare
Corp., 6.75%, due at 06/15/23, par
and fair value of USD 3,145,000 and
$3,412,325, respectively) ...... USD 3,408 $ 3,408,394
BNP Paribas SA, 0.03%, Open
(Purchased on 11/25/20 to be
repurchased at USD 4,913,138,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,905,954, respectively) ...... 4,913 4,912,688
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
01/27/21 to be repurchased at EUR
2,227,509, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,200,000 and
$2,671,278, respectively) ...... EUR 2,228 2,703,503
Citigroup Global Markets Ltd.,
(0.80)%, Open (Purchased on
01/27/21 to be repurchased at
EUR 2,951,106, collateralized by
Refinitiv US Holdings, Inc., 6.88%,
due at 11/15/26, par and fair value
of EUR 2,700,000 and $3,532,047,
respectively) ............... 2,951 3,581,701
Citigroup Global Markets Ltd.,
0.00%, Open (Purchased on
01/28/21 to be repurchased at EUR
4,495,095, collateralized by INEOS
Quattro Finance 2 plc, 2.50%, due
at 01/15/26, par and fair value of
EUR 4,500,000 and $5,460,975,
respectively) ............... 4,495 5,455,022
Citigroup Global Markets Ltd.,
0.00%, Open (Purchased on
01/28/21 to be repurchased at EUR
2,225,080, collateralized by INEOS
Quattro Finance 1 plc, 3.75%, due
at 07/15/26, par and fair value of
EUR 2,200,000 and $2,705,426,
respectively) ............... 2,225 2,700,246
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
01/21/21 to be repurchased at
USD 2,722,699, collateralized by
Kraft Heinz Foods Co., 4.88%, due
at 10/01/49, par and fair value of
USD 2,350,000 and $2,658,951,
respectively) ............... USD 2,723 2,722,866
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
08/03/20 to be repurchased at
USD 3,861,523, collateralized by
Southwest Airlines Co., 5.13%, due
at 06/15/27, par and fair value of
USD 3,650,000 and $4,322,341,
respectively) ............... 3,864 3,864,438
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
09/04/20 to be repurchased at
USD 536,970, collateralized by
Bombardier, Inc., 7.88%, due
at 04/15/27, par and fair value
of USD 750,000 and $692,377,
respectively) ............... USD 537 $ 537,187
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
12/04/20 to be repurchased at
USD 542,416, collateralized by
Kraft Heinz Foods Co., 3.75%,
due at 04/01/30, par and fair value
of USD 500,000 and $536,326,
respectively) ............... 542 542,432
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
09/25/20 to be repurchased at USD
1,421,946, collateralized by Lions
Gate Capital Holdings LLC, 6.38%,
due at 02/01/24, par and fair value
of USD 1,435,000 and $1,467,288,
respectively) ............... 1,422 1,422,444
Goldman Sachs International,
(2.00)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,110,283, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,200,000 and $2,651,522,
respectively) ............... EUR 2,122 2,575,673
Goldman Sachs International,
(0.90)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,497,352, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $3,106,779,
respectively) ............... 2,504 3,038,486
JP Morgan Securities plc,
(1.85)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 716,995, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $901,061,
respectively) ............... 721 874,739
JP Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
1,267,426, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 1,300,000
and $1,618,431, respectively) ... 1,271 1,541,835
JP Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
3,186,631, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 3,300,000
and $4,054,774, respectively) ... 3,194 3,876,564

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
JP Morgan Securities plc,
(0.75)%, Open (Purchased on
01/12/21 to be repurchased at EUR
1,109,105, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 1,125,000
and $1,321,223, respectively) ... EUR 1,110 $ 1,346,567
JP Morgan Securities plc,
(0.75)%, Open (Purchased on
01/11/21 to be repurchased at EUR
6,701,487, collateralized by Altice
Finco SA, 4.75%, due at 01/15/28,
par and fair value of EUR 6,750,000
and $7,927,337, respectively) ... 6,705 8,136,498
JP Morgan Securities plc,
(0.70)%, Open (Purchased on
12/08/20 to be repurchased at EUR
2,535,134, collateralized by ams
AG, 6.00%, due at 07/31/25, par
and fair value of EUR 2,335,000 and
$3,045,482, respectively) ...... 2,538 3,080,364
JP Morgan Securities plc,
(0.70)%, Open (Purchased on
11/20/20 to be repurchased at EUR
3,438,918, collateralized by AT&T,
Inc., Series B, 2.88%, par and
fair value of EUR 3,400,000 and
$4,115,755, respectively)
(j)
...... 3,445 4,180,204
JP Morgan Securities plc,
(0.45)%, Open (Purchased on
10/27/20 to be repurchased at GBP
594,200, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 614,000 and $817,102,
respectively) ............... GBP 595 815,462
JP Morgan Securities plc,
(0.35)%, Open (Purchased on
09/28/20 to be repurchased at GBP
578,007, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 600,000 and $798,471,
respectively) ............... 579 792,749
JP Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
886,050, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 886,000 and $1,179,076,
respectively) ............... 887 1,215,009
JP Morgan Securities plc,
(0.35)%, Open (Purchased on
11/30/20 to be repurchased at GBP
1,400,080, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,400,000 and $1,863,100,
respectively) ............... 1,401 1,919,879
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
1,446,301, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,397,000
and $1,772,972, respectively) ... EUR 1,452 $ 1,762,295
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
2,381,169, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 2,300,000
and $2,918,995, respectively) ... 2,391 2,901,416
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
12/04/20 to be repurchased at
USD 1,559,036, collateralized by
Terrier Media Buyer, Inc., 8.88%,
due at 12/15/27, par and fair value
of USD 1,380,000 and $1,492,125,
respectively) ............... USD 1,559 1,559,400
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
4,772,130, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 4,400,000
and $4,659,600, respectively) ... 4,774 4,774,000
RBC Europe Ltd., (0.30)%, Open
(Purchased on 01/27/21 to be
repurchased at GBP 784,640,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 790,000
and $1,051,321, respectively) ... GBP 785 1,075,123
Total Borrowed Bond Agreements — 7.5%
(Cost: $114,861,527) ............................. 116,185,990
Shares
Shares
Money Market Funds — 7.2%
(t)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
*
...... 106,388,351 106,388,351
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Class, 0.01% 4,412,080 4,412,080
Total Money Market Funds — 7.2%
(Cost: $110,800,431) ............................. 110,800,431
Total Short-Term Securities — 14.7%
(Cost: $225,661,958) ............................. 226,986,421
Total Options Purchased — 0.6%
(Cost: $10,981,684) .............................. 10,345,098
Total Investments Before Options Written and Borrowed Bonds
— 112.7%
(Cost: $1,747,901,474) ........................... 1,745,547,432
Total Options Written — (0.3)%
(Premiums Received — $3,292,507) .................. (3,764,083)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Pa r (000) Value
Borrowed Bonds — (7.5)%
Corporate Bonds — (6.8)%
Austria — (0.2)%
ams AG, 6.00% ,  07/31/25 ........ EUR 2,335 $ (3,045,482)
Canada — (0.2)%
(a)
Air Canada, 7.75% ,  04/15/21 ...... USD 1,900 (1,911,875)
Bombardier, Inc., 7.88% ,  04/15/27 .. 750 (692,377)
(2,604,252)
Ireland — (0.9)%
eircom Finance DAC:
1.75% ,  11/01/24 ............ EUR 4,700 (5,664,615)
2.63% ,  02/15/27 ............ 2,550 (3,063,607)
3.50% ,  05/15/26 ............ 2,500 (3,106,779)
Ryanair DAC, 1.13% ,  08/15/23 ..... 2,200 (2,671,278)
(14,506,279)
Luxembourg — (1.4)%
Altice Finco SA, 4.75% ,  01/15/28 ... 7,875 (9,248,560)
ARD Finance SA, 5.00%
,
(5.00% Cash
or 5.75% PIK), 06/30/27
(b)(h)
..... 5,400 (6,722,714)
INEOS Finance plc, 2.88% ,  05/01/26 4,864 (5,976,491)
(21,947,765)
Netherlands — (0.5)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(b)(j)
................. 2,400 (3,217,228)
Nouryon Holding BV, 6.50% ,  10/01/26 3,697 (4,691,967)
(7,909,195)
Spain — (0.3)%
Cellnex Telecom SA, 1.88% ,  06/26/29 4,500 (5,568,556)
United Kingdom — (1.3)%
easyJet plc, 0.88% ,  06/11/25 ...... 5,200 (5,846,843)
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ 2,200 (2,705,426)
INEOS Quattro Finance 2 plc,
2.50% ,  01/15/26 ............ 4,500 (5,460,975)
TalkTalk Telecom Group plc,
3.88% ,  02/20/25 ............ GBP 4,290 (5,709,070)
(19,722,314)
United States — (2.0)%
Clarios Global LP, 8.50% ,  05/15/27
(a)
. USD 4,400 (4,659,600)
Kraft Heinz Foods Co.
(a)
:
3.75% ,  04/01/30 ............ 500 (536,326)
4.88% ,  10/01/49 ............ 2,350 (2,658,951)
Security
Par (000)
Par (000) Value
United States (continued)
Lions Gate Capital Holdings LLC
(a)
:
5.88% ,  11/01/24 ............ USD 1,450 $ (1,479,913)
6.38% ,  02/01/24 ............ 1,435 (1,467,288)
Refinitiv US Holdings, Inc.,
6.88% ,  11/15/26 ............ EUR 2,700 (3,532,047)
Southwest Airlines Co.,
5.13% ,  06/15/27 ............ USD 3,650 (4,322,341)
Sprint Capital Corp., 6.88% ,  11/15/28 850 (1,091,188)
Tenet Healthcare Corp.,
6.75% ,  06/15/23 ............ 3,145 (3,412,325)
Terrier Media Buyer, Inc.,
8.88% ,  12/15/27
(a)
........... 1,380 (1,492,125)
Uber Technologies, Inc.,
7.50% ,  09/15/27
(a)
........... 4,000 (4,385,040)
Zayo Group Holdings, Inc.,
6.13% ,  03/01/28
(a)
........... 1,300 (1,352,218)
(30,389,362)
Total Corporate Bonds — (6.8)%
(Proceeds: $99,520,075) .......................... (105,693,205)
Preferred Securities — (0.4)%
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(j)
................. EUR 1,400 (1,868,867)
United States — (0.3)%
AT&T, Inc., Series B, (EURIBOR Swap
Rate 5 Year + 3.14%), 2.88%
(b)(j)
.. 3,400 (4,115,755)
Total Preferred Securities — (0.4)%
(Proceeds: $5,583,664) ........................... (5,984,622)
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25% ,  05/31/25 USD 4,925 (4,905,954)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,902,955) ........................... (4,905,954)
Total Borrowed Bonds — (7.5)%
(Proceeds: $110,006,694) .........................
(116,583,781)
Total Investments Net of Options Written and Borrowed Bonds
— 104.9%
(Cost: $1,634,602,273) ........................... 1,625,199,568
Liabilities in Excess of Other Assets — (4.9)% ............ (76,559,388)
Net Assets — 100.0% .............................. $ 1,548,640,180
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $16,545,235, representing 1.07% of its net assets as of period end, and an original cost of $7,641,970.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(l)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Amount is less than 500.
(p)
Fixed rate.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)
The amount to be repurchased assumes the maturity will be the day after the period end.
(t)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,476,089 $ 86,912,262 $ — $ — $ — $ 106,388,351 106,388,351 $ 10,040 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 2,841,950 — (2,822,921) 20,649 (39,678) — — 11,334 —
$ 20,649 $ (39,678) $ 106,388,351 $ 21,374 $ —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
(a)
Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
(a)
BNP Paribas SA ....... 0.11% 10/23/20 Open   $ 3,735,938 $ 3,737,510 U.S. Treasury Obligations Open/Demand
Barclays Bank plc ...... 0.10 11/04/20 Open   4,500,000 4,501,087 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 11/04/20 Open   13,389,100 13,407,305 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 11/09/20 Open   12,204,375 12,219,851 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 11/09/20 Open   7,447,500 7,457,058 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 11/10/20 Open   4,068,556 4,073,591 Corporate Bonds Open/Demand
RBC Capital Markets LLC . 0.55 11/12/20 Open   15,215,000 15,233,829 Corporate Bonds Open/Demand
BNP Paribas SA ....... 0.75 01/21/21 Open   8,219,745 8,221,629 Corporate Bonds Open/Demand
$ 68,780,214 $ 68,851,860
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 27 03/08/21 $ 4,432 $ (7,503)
Euro-BTP ............................................................... 82 03/08/21 15,026 5,893
Euro-Bund .............................................................. 233 03/08/21 50,119 48,473
Euro-OAT ............................................................... 38 03/08/21 7,704 23,110
Russell 2000 E-Mini Index .................................................... 100 03/19/21 10,341 (577,771)
U.S. Treasury 10 Year Note ................................................... 160 03/22/21 21,935 167,281
U.S. Treasury 10 Year Ultra Note ............................................... 22 03/22/21 3,388 62,571
U.S. Treasury Long Bond .................................................... 23 03/22/21 3,887 (64)
U.S. Treasury Ultra Bond .................................................... 4 03/22/21 821 29,762
Long Gilt ............................................................... 103 03/29/21 18,921 66,323
U.S. Treasury 2 Year Note .................................................... 9 03/31/21 1,989 (2,152)
U.S. Treasury 5 Year Note .................................................... 324 03/31/21 40,801 (20,334)
$ (204,411)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 1,521,000 USD 2,068,322 State Street Bank and Trust Co. 03/17/21 $ 16,163
USD 1,650,643 CHF 1,459,000 Royal Bank of Canada 03/17/21 10,640
USD 1,827,976 CHF 1,622,000 UBS AG 03/17/21 4,751
USD 809,765 EUR 664,000 Bank of America NA 03/17/21 3,195
USD 13,205,644 EUR 10,832,289 Deutsche Bank AG 03/17/21 47,503
USD 122,487,834 EUR 100,784,000 Morgan Stanley & Co. International plc 03/17/21 64,030
USD 1,268,270 HKD 9,831,574 Bank of America NA 03/17/21 143
146,425
USD 1,269,151 GBP 929,000 Westpac Banking Corp. 02/03/21 (3,724)
EUR 139,461,000 USD 170,090,530 Morgan Stanley & Co. International plc 03/17/21 (685,206)
HKD 3,013,917 USD 388,820 Morgan Stanley & Co. International plc 03/17/21 (70)
USD 335,899,053 EUR 280,774,580 Citibank NA 03/17/21 (5,161,950)
USD 168,781,852 EUR 139,461,000 Morgan Stanley & Co. International plc 03/17/21 (623,471)
USD 7,019,856 EUR 5,805,185 Royal Bank of Canada 03/17/21 (31,787)
USD 31,970,216 GBP 23,952,123 Citibank NA 03/17/21 (855,450)
USD 4,483,822 GBP 3,317,965 Deutsche Bank AG 03/17/21 (63,350)
USD 52,988,018 GBP 39,544,000 Morgan Stanley & Co. International plc 03/17/21 (1,205,848)
USD 4,230,868 GBP 3,112,000 State Street Bank and Trust Co. 03/17/21 (34,035)
(8,664,891)
$ (8,518,466)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NXP Semiconductors NV ...................... 500 02/05/21 USD 185.00 USD 8,024 $ 22,000
EURO STOXX 50 Index ....................... 883 02/19/21 EUR 3,700.00 EUR 30,741 58,400
EURO STOXX 50 Index ....................... 888 02/19/21 EUR 3,600.00 EUR 30,915 309,281
Freeport-McMoRan, Inc. ....................... 275 02/19/21 USD 35.00 USD 740 3,025
Microsoft Corp. ............................. 500 02/19/21 USD 245.00 USD 11,598 113,500
S&P 500 Index ............................. 78 02/19/21 USD 3,850.00 USD 28,971 146,640
S&P 500 Index ............................. 78 02/19/21 USD 4,000.00 USD 28,971 15,210
Western Digital Corp. ......................... 800 02/19/21 USD 55.00 USD 4,514 284,000

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Caesars Entertainment, Inc. .................... 103 03/19/21 USD 40.00 USD 725 $ 315,695
Caesars Entertainment, Inc. .................... 120 03/19/21 USD 50.00 USD 845 257,100
Caesars Entertainment, Inc. .................... 138 03/19/21 USD 60.00 USD 971 187,680
EURO STOXX 50 Index ....................... 259 03/19/21 EUR 3,800.00 EUR 9,017 27,502
EURO STOXX 50 Index ....................... 1,058 03/19/21 EUR 3,700.00 EUR 36,834 326,762
EURO STOXX 50 Index ....................... 1,058 03/19/21 EUR 3,900.00 EUR 36,834 23,753
EURO STOXX Bank Index ..................... 112 03/19/21 EUR 80.00 EUR 394 5,946
Freeport-McMoRan, Inc. ....................... 500 03/19/21 USD 32.00 USD 1,346 41,250
Lions Gate Entertainment Corp. .................. 850 03/19/21 USD 17.00 USD 1,189 46,750
STOXX Europe 600 Banks Index ................. 730 03/19/21 EUR 120.00 EUR 3,844 39,865
Western Digital Corp. ......................... 535 03/19/21 USD 62.50 USD 3,019 127,865
Electricite de France SA ....................... 1,695 04/16/21 EUR 13.00 EUR 1,742 55,538
EURO STOXX 50 Index ....................... 638 04/16/21 EUR 3,700.00 EUR 22,212 327,506
S&P 500 Index ............................. 75 04/16/21 USD 4,000.00 USD 27,857 264,375
Western Digital Corp. ......................... 200 04/16/21 USD 75.00 USD 1,129 18,100
Western Digital Corp. ......................... 1,000 04/16/21 USD 80.00 USD 5,643 67,500
Freeport-McMoRan, Inc. ....................... 750 05/21/21 USD 35.00 USD 2,018 93,375
STOXX Europe 600 Banks Index ................. 930 06/18/21 EUR 130.00 EUR 4,897 76,181
STOXX Europe 600 Telecommunications Index ....... 1,706 06/18/21 EUR 230.00 EUR 18,131 258,790
Liberty Global plc ............................ 1,209 07/16/21 USD 30.00 USD 2,919 87,653
3,601,242
Put
SPDR S&P 500 ETF Trust ...................... 1,010 02/01/21 USD 360.00 USD 37,377 83,830
Invesco QQQ Trust 1 ......................... 500 02/05/21 USD 310.00 USD 15,728 240,250
American Airlines Group, Inc. .................... 1,500 02/19/21 USD 6.00 USD 2,576 9,000
American Airlines Group, Inc. .................... 2,000 02/19/21 USD 10.00 USD 3,434 12,000
EURO STOXX 50 Index ....................... 483 02/19/21 EUR 3,000.00 EUR 16,815 45,426
EURO STOXX 50 Index ....................... 563 02/19/21 EUR 3,550.00 EUR 19,601 785,371
Invesco QQQ Trust 1 ......................... 200 02/19/21 USD 290.00 USD 6,291 73,600
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,584 02/19/21 USD 86.00 USD 22,473 126,616
iShares Russell 2000 ETF ...................... 325 02/19/21 USD 200.00 USD 6,681 167,700
iShares Russell 2000 ETF ...................... 400 02/19/21 USD 190.00 USD 8,222 108,200
S&P 500 Index ............................. 32 02/19/21 USD 3,300.00 USD 11,886 62,880
S&P 500 Index ............................. 77 02/19/21 USD 3,750.00 USD 28,600 847,000
S&P 500 Index ............................. 77 02/19/21 USD 3,450.00 USD 28,600 272,580
S&P 500 Index ............................. 92 02/19/21 USD 3,700.00 USD 34,171 846,400
Seagate Technology plc ....................... 750 02/19/21 USD 50.00 USD 4,959 13,125
SPDR Bloomberg Barclays High Yield Bond ETF ...... 1,750 02/19/21 USD 107.00 USD 18,970 96,250
SPDR S&P 500 ETF Trust ...................... 350 02/19/21 USD 360.00 USD 12,952 232,575
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,462 02/19/21 USD 60.00 USD 9,404 260,236
STOXX Europe 600 Banks Index ................. 840 02/19/21 EUR 102.50 EUR 4,423 131,245
VanEck Vectors Semiconductor ETF ............... 500 02/19/21 USD 210.00 USD 11,331 131,500
ams AG .................................. 901 03/19/21 CHF 16.00 CHF 2,015 26,299
SPDR Bloomberg Barclays High Yield Bond ETF ...... 1,000 03/19/21 USD 107.00 USD 10,840 120,000
Uber Technologies, Inc. ....................... 750 03/19/21 USD 35.00 USD 3,820 24,375
American Airlines Group, Inc. .................... 1,000 05/21/21 USD 6.00 USD 1,717 43,000
ams AG .................................. 466 06/18/21 CHF 16.00 CHF 1,042 24,850
American Airlines Group, Inc. .................... 750 07/16/21 USD 8.00 USD 1,288 45,000
4,829,308
$ 8,430,550
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SoftBank Group Corp. ..... BNP Paribas SA 295 03/31/21 JPY 7,750.00 JPY 2,392 $ 115,587

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly 5.00 % Quarterly Citibank NA 03/17/21 EUR 200.00 EUR 44,100 $ 18,676
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly 5.00 Quarterly Barclays Bank plc 02/17/21 EUR 225.00 EUR 42,000 13,629
32,305
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.35.V1 Quarterly
Goldman Sachs
International 03/17/21 USD 103.00 USD 11,000 44,985
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 02/17/21 USD 105.00 USD 12,000 23,475
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Deutsche Bank AG 02/17/21 USD 105.00 USD 10,000 19,563
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly
Goldman Sachs
International 02/17/21 USD 105.00 USD 10,500 20,541
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 03/17/21 USD 106.00 USD 11,000 78,100
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Barclays Bank plc 02/17/21 USD 108.00 USD 12,500 105,980
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly
JPMorgan Chase
Bank NA 02/17/21 USD 108.00 USD 11,000 93,263
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 04/21/21 EUR 275.00 EUR 28,600 566,933
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly BNP Paribas SA 03/17/21 EUR 275.00 EUR 28,800 413,023
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Barclays Bank plc 02/17/21 EUR 300.00 EUR 57,200 277,693
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Barclays Bank plc 02/17/21 EUR 350.00 EUR 35,290 60,298
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V2 Quarterly Barclays Bank plc 02/17/21 EUR 400.00 EUR 28,800 23,639
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 02/17/21 EUR 400.00 EUR 45,000 39,163
1,766,656
$ 1,798,961
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NXP Semiconductors NV ....................... 750 02/05/21 USD 200.00 USD 12,035 $ (18,750)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Caesars Entertainment, Inc. ..................... 126 02/19/21 USD 80.00 USD 887 $ (21,987)
HCA Healthcare, Inc. .......................... 20 02/19/21 USD 170.00 USD 325 (7,300)
Microsoft Corp. .............................. 750 02/19/21 USD 260.00 USD 17,397 (45,750)
Opendoor Technologies, Inc. ..................... 1 02/19/21 USD 20.00 USD 3 (620)
Western Digital Corp. .......................... 800 02/19/21 USD 65.00 USD 4,514 (60,000)
EURO STOXX Bank Index ...................... 112 03/19/21 EUR 90.00 EUR 394 (849)
Gores Holdings IV, Inc. ......................... 504 03/19/21 USD 15.00 USD 499 (39,060)
Lions Gate Entertainment Corp. ................... 350 03/19/21 USD 15.00 USD 490 (41,125)
Western Digital Corp. .......................... 535 03/19/21 USD 70.00 USD 3,019 (47,615)
(283,056)
Put
SPDR S&P 500 ETF Trust ....................... 1,515 02/01/21 USD 345.00 USD 56,066 (21,968)
Invesco QQQ Trust 1 .......................... 500 02/05/21 USD 295.00 USD 15,728 (86,250)
EURO STOXX 50 Index ........................ 80 02/19/21 EUR 3,400.00 EUR 2,785 (55,726)
EURO STOXX 50 Index ........................ 966 02/19/21 EUR 3,200.00 EUR 33,631 (235,630)
Invesco QQQ Trust 1 .......................... 200 02/19/21 USD 270.00 USD 6,291 (31,400)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,584 02/19/21 USD 84.00 USD 22,473 (58,140)
iShares Russell 2000 ETF ....................... 325 02/19/21 USD 185.00 USD 6,681 (62,563)
iShares Russell 2000 ETF ....................... 400 02/19/21 USD 170.00 USD 8,222 (26,600)
S&P 500 Index .............................. 124 02/19/21 USD 3,500.00 USD 46,057 (533,200)
S&P 500 Index .............................. 154 02/19/21 USD 3,600.00 USD 57,199 (974,820)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 1,750 02/19/21 USD 103.00 USD 18,970 (30,625)
SPDR S&P 500 ETF Trust ....................... 350 02/19/21 USD 340.00 USD 12,952 (107,450)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 1,462 02/19/21 USD 55.00 USD 9,404 (105,264)
VanEck Vectors Semiconductor ETF ................ 500 02/19/21 USD 200.00 USD 11,331 (63,500)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 1,000 03/19/21 USD 101.00 USD 10,840 (37,500)
(2,430,636)
$ (2,713,692)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SoftBank Group Corp. ........ BNP Paribas SA 295 03/31/21 JPY 7,000.00 JPY 2,392 $ (86,907)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 03/17/21 NR USD 101.00 USD 11,000 $ (25,300)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 02/17/21 NR USD 104.00 USD 12,500 (16,854)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 02/17/21 NR USD 104.00 USD 11,000 (14,831)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 03/17/21 NR EUR 275.00 EUR 11,800 (177,511)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V2 Quarterly 5.00 Quarterly Barclays Bank plc 04/21/21 NR EUR 350.00 EUR 57,200 (529,827)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V2 Quarterly 5.00 % Quarterly BNP Paribas SA 03/17/21 NR EUR 350.00 EUR 28,800 $ (149,380)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly Barclays Bank plc 02/17/21 NR EUR 400.00 EUR 57,200 (49,781)
$ (963,484)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (247,443) $ (225,143) $ (22,300)
CDX.NA.HY.35.V1 ................... 5.00 Quarterly 12/20/25 USD 59,260 (5,117,330) (4,320,012) (797,318)
ITRAXX.EUR.CROSSOVER.34.V2 ........ 5.00 Quarterly 12/20/25 EUR 43,208 (5,743,667) (7,303,379) 1,559,712
ITRAXX.FINSR.34.V1 ................. 1.00 Quarterly 12/20/25 EUR 970 (22,511) (22,540) 29
ITRAXX.FINSUB.34.V1 ............... 1.00 Quarterly 12/20/25 EUR 116,860 1,094,440 2,836,138 (1,741,698)
$ (10,036,511) $ (9,034,936) $ (1,001,575)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.MAIN.34.V1 1.00 % Quarterly 12/20/25 NR EUR 30,900 $ 925,864 $ 959,396 $ (33,532)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 664 $ — $ 664
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (321) — (321)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 952 — 952
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (834) — (834)
$ 461 $ — $ 461

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France Holding SA ..... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 14,110 $ (398,228) $ (239,517) $ (158,711)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,220 (62,655) (27,385) (35,270)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/21 USD 3,000 19,394 363,035 (343,641)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 19,394 324,439 (305,045)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 19,394 523,843 (504,449)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 660 (14,134) 6,904 (21,038)
Delta Air Lines, Inc. ........ 5.00 Quarterly Goldman Sachs International 06/20/21 USD 3,000 (58,494) 47,712 (106,206)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/21 USD 1,710 (35,219) 16,778 (51,997)
HP, Inc. ................ 1.00 Quarterly Goldman Sachs International 06/20/21 USD 5,500 (26,105) 19,988 (46,093)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,040 37,380 95,734 (58,354)
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,240 (46,716) 53,101 (99,817)
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,500 (52,138) (5,508) (46,630)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,850 (10,850) 68,754 (79,604)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 1,650 (20,804) 12,532 (33,336)
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 960 (12,104) 48,445 (60,549)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 1,700 (14,888) (26,964) 12,076
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (167,890) (34,907) (132,983)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 233,742 1,095,369 (861,627)
Avis Budget Car Rental  LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 1,680 (77,936) 65,407 (143,343)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (213,969) (169,638) (44,331)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,020 (52,975) 42,298 (95,273)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,100 5,421 27,377 (21,956)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 800 3,943 16,871 (12,928)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 (36,317) 132,161 (168,478)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 (19,259) 77,660 (96,919)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 (22,010) 121,062 (143,072)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 (8,256) (4,978) (3,278)
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 2,640 (13,210) (57,331) 44,121
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 (8,256) 10,673 (18,929)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 900 4,372 15,363 (10,991)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 1,400 (67,796) (65,821) (1,975)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 7,490 (362,709) 137,393 (500,102)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/22 EUR 904 61,465 41,135 20,330
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 2,195 38,005 (35,810)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 3,326 34,658 (31,332)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 1,710 (194,022) (114,509) (79,513)
Avis Budget Car Rental  LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,000 (120,831) 45,260 (166,091)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 960 (57,999) (17,864) (40,135)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 3,240 201,184 210,834 (9,650)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (236,557) (180,348) (56,209)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (223,397) (162,027) (61,370)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 (229,165) (175,259) (53,906)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 97,697 75,622 22,075
Accor SA ............... 1.00 Quarterly Barclays Bank plc 12/20/24 EUR 5,692 154,844 (47,016) 201,860
Accor SA ............... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,898 51,633 (11,735) 63,368
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (16,949) 17,603 (34,552)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (393,824) (252,680) (141,144)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,000 4,653 (2,208) 6,861
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 10,470 (11,507) 21,977
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 800 (11,147) 19,060 (30,207)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,300 6,708 32,617 (25,909)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 59,655 228,131 (168,476)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 (310,537) 618,178 (928,715)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 (32,038) (37,143) 5,105
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (64,075) (160,738) 96,663

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly BNP Paribas SA 12/20/24 USD 500 $ 21,917 $ 6,074 $ 15,843
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (952,501) (696,237) (256,264)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (1,231,964) (968,390) (263,574)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 79,182 230,492 (151,310)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (246,449) (124,531) (121,918)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (164,299) (83,034) (81,265)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (15,292) 29,434 (44,726)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (97,784) (51,303) (46,481)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (162,973) (94,119) (68,854)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (70,078) (37,655) (32,423)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (130,378) (50,972) (79,406)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 700 (141,051) (111,807) (29,244)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,350 (45,190) 231,867 (277,057)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 5,000 (51,942) 211,864 (263,806)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,150 (29,053) 266,159 (295,212)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,350 (12,451) 113,907 (126,358)
Lumen Technologies, Inc. .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 2,220 116,660 254,669 (138,009)
Macy's Retail Holdings LLC ... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 2,215 334,611 487,534 (152,923)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 347,452 489,497 (142,045)
Occidental Petroleum Corp. ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,320 162,911 327,705 (164,794)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 (93,508) 1,093,716 (1,187,224)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (24,573) 34,916 (59,489)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 (24,717) 43,892 (68,609)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 (46,308) 266,640 (312,948)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (10,896) 94,524 (105,420)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (13,075) 86,291 (99,366)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (47,125) 318,027 (365,152)
SoftBank Group Corp. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 JPY 411,470 152,841 194,075 (41,234)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (4,786) 46,866 (51,652)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 (4,786) 46,866 (51,652)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 3,400 (817,766) (603,778) (213,988)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,140 (995,750) (713,172) (282,578)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (408,883) (315,168) (93,715)
Telefonica Emisiones SA ..... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 3,360 (60,557) (22,895) (37,662)
Telefonica Emisiones SA ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 3,700 (66,685) 90,868 (157,553)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 72,288 152,361 (80,073)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 42,117 110,955 (68,838)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 67,387 210,992 (143,605)
Ardagh Packaging Finance plc . 5.00 Quarterly Citibank NA 12/20/25 EUR 4,490 (690,588) (509,645) (180,943)
Ashland LLC ............. 5.00 Quarterly Goldman Sachs International 12/20/25 USD 1,437 (304,458) (293,376) (11,082)
Auchan Holding SA ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 1,480 (2,669) (8,474) 5,805
Auchan Holding SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,960 (5,339) (16,948) 11,609
Auchan Holding SA ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,480 (2,669) (6,767) 4,098
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 631 (32,922) 23,992 (56,914)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 631 (32,922) 26,991 (59,913)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 947 (49,383) 33,739 (83,122)
Boparan Finance plc ....... 5.00 Quarterly Citibank NA 12/20/25 EUR 296 17,093 7,696 9,397
Boparan Finance plc ....... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,664 153,838 81,528 72,310
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 (79,008) (6,815) (72,193)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 6,510 (84,974) (26,081) (58,893)
Cellnex Telecom SA ........ 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,063 (434,270) (421,253) (13,017)
Cellnex Telecom SA ........ 5.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,357 (496,308) (489,274) (7,034)
Cie Generale des Etablissements
Michelin SCA .......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,210 (121,373) (113,360) (8,013)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,410 (72,044) (25,099) (46,945)
Electricite de France SA ..... 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 3,123 (102,243) (100,181) (2,062)
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 3,124 (102,276) (100,144) (2,132)
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 2,811 (92,028) (90,354) (1,674)
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,562 (51,138) (50,072) (1,066)
Federative Republic of Brazil .. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 8,490 280,204 610,265 (330,061)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 8,020 (1,779,188) (1,393,466) (385,722)
Glencore Finance Europe Ltd. . 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,010 (445,906) (422,442) (23,464)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Halliburton Co. ........... 1.00 % Quarterly Goldman Sachs International 12/20/25 USD 1,500 $ (10,345) $ 44,670 $ (55,015)
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 3,210 (806,357) (755,844) (50,513)
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 28,411 77,277 (48,866)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 (116,235) 273,439 (389,674)
INEOS Group Holdings SA ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,450 (190,630) (177,209) (13,421)
Intesa Sanpaolo SpA ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,610 187,191 178,851 8,340
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (1,155,027) (916,179) (238,848)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 12/20/25 EUR 3,210 186,082 317,728 (131,646)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 1,565 (7,119) (10,643) 3,524
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,565 (7,119) (10,706) 3,587
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (6,733) 12,564 (19,297)
Koninklijke KPN NV ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,480 (6,733) 14,241 (20,974)
LANXESS AG ............ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 2,982 (82,990) (78,701) (4,289)
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,770 (216,268) (193,014) (23,254)
LANXESS AG ............ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,928 (81,508) (77,108) (4,400)
Lloyds Banking Group plc .... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 2,940 (7,356) 7,006 (14,362)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 4,500 386,280 416,585 (30,305)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 1,500 128,760 146,028 (17,268)
Marks & Spencer plc ....... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 602 51,711 60,605 (8,894)
Matterhorn Telecom SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 EUR 572 (90,910) (93,442) 2,532
Matterhorn Telecom SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,002 (318,186) (310,644) (7,542)
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 8,570 33,827 180,740 (146,913)
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 3,240 12,789 75,046 (62,257)
Next Group plc ........... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 1,540 6,079 32,478 (26,399)
Next Group plc ........... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,600 6,315 31,120 (24,805)
Nokia OYJ .............. 5.00 Quarterly Bank of America NA 12/20/25 EUR 1,502 (351,714) (322,306) (29,408)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 1,432 (335,351) (312,367) (22,984)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 1,533 (358,893) (333,215) (25,678)
Nokia OYJ .............. 5.00 Quarterly Credit Suisse International 12/20/25 EUR 1,532 (358,749) (338,855) (19,894)
Nokia OYJ .............. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,210 (751,518) (702,621) (48,897)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (46,379) (49,306) 2,927
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (46,379) (39,008) (7,371)
Repsol International Finance BV 1.00 Quarterly Citibank NA 12/20/25 EUR 4,810 (63,329) 26,915 (90,244)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 6,000 (78,997) (35,998) (42,999)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,200 (42,132) (5,422) (36,710)
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,950 (38,840) (39,427) 587
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,200 (42,132) (7,284) (34,848)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,300 254,128 253,701 427
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,210 47,860 132,819 (84,959)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,548 (17,866) 13,746 (31,612)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,095 (35,732) 27,493 (63,225)
SES SA ................ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,548 (17,866) 13,746 (31,612)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 (28,913) 92,263 (121,176)
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/25 JPY 286,240 127,469 129,145 (1,676)
Solvay SA ............... 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 3,108 (99,611) (87,289) (12,322)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,662 (149,417) (117,959) (31,458)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 2,000 322 59,577 (59,255)
Sudzucker International Finance
BV ................. 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,640 32,275 14,738 17,537
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,338 40,809 (24,517) 65,326
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,692 57,362 (34,461) 91,823
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,605 67,385 76,920 (9,535)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,605 67,385 76,920 (9,535)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 2,000 (6,533) (13,383) 6,850
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 12/20/25 USD 500 (1,633) (2,877) 1,244
United Mexican States ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,000 (9,800) (15,001) 5,201
United Mexican States ...... 1.00 Quarterly Citibank NA 12/20/25 USD 500 (1,633) (4,063) 2,430
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,000 (9,800) (24,382) 14,582
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 154,723 205,877 (51,154)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Xerox Corp. ............. 1.00 % Quarterly Goldman Sachs International 12/20/25 USD 1,585 $ 65,396 $ 104,259 $ (38,863)
$ – $ – $ –
$ (15,854,788) $ (880,225) $ (14,974,563)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Advanced Micro Devices,
Inc. ............. 5.00 % Quarterly Barclays Bank plc 06/20/24 BB+ USD 1,000 $ 161,325 $ 132,688 $ 28,637
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 23,695 367,271 (1,227,942) 1,595,213
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 7,900 122,451 (409,402) 531,853
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 691,369 555,433 135,936
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BB+ USD 14,150 2,563,928 2,293,843 270,085
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BB+ USD 1,000 181,196 171,528 9,668
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 1,500 234,975 192,089 42,886
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 5,000 783,249 736,206 47,043
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 2,950 462,117 403,876 58,241
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 5,800 908,569 868,545 40,024
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 785,761 28,637 757,124
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,830 258,465 (17,361) 275,826
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 520 73,444 11,569 61,875
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 60 6,414 6,071 343
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,250 84,654 (129,746) 214,400
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 49,180 (56,901) 106,081
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 2,000 32,249 18,826 13,423
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,000 48,374 19,191 29,183
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 1,000 168,573 167,199 1,374
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 4,498 15,391 (10,893)
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,700 6,072 19,607 (13,535)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 4,498 12,811 (8,313)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly BNP Paribas SA 06/20/25 BB EUR 1,026 (57,957) (115,376) 57,419
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 127,333 95,091 32,242
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,275 216,466 161,548 54,918
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 1,500 254,666 204,222 50,444
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,125 360,776 254,977 105,799
OI European Group BV .. 5.00 Quarterly
Credit Suisse
International 06/20/25 B+ EUR 684 92,941 30,577 62,364
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 385,503 (625,522) 1,011,025

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Rolls-Royce plc ....... 1.00 % Quarterly BNP Paribas SA 06/20/25 BB- EUR 1,700 $ (176,995) $ (212,053) $ 35,058
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 1,640 (170,748) (204,569) 33,821
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 31 (3,261) (4,948) 1,687
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 69 (7,151) (10,852) 3,701
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 70 (7,288) (9,020) 1,732
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 404,075 361,136 42,939
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 3,000 551,011 396,204 154,807
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 667 122,447 109,796 12,651
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,000 367,341 287,480 79,861
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,300 238,772 207,501 31,271
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 980 (63,836) (74,816) 10,980
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 1,710 (111,388) (264,435) 153,047
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,115 (2,036) (2,360) 324
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,540 (4,638) (21,372) 16,734
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,000 (3,652) 13,665 (17,317)
Yum! Brands, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 06/20/25 NR USD 1,500 (2,739) (6,341) 3,602
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 2,280 341,526 319,251 22,275
Altice France SA ...... 5.00 Quarterly Citibank NA 12/20/25 B EUR 5,000 492,140 510,105 (17,965)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 1,610 158,469 96,575 61,894
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,000 98,428 78,747 19,681
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 10,900 1,072,866 652,250 420,616
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,021 100,495 80,400 20,095
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,170 115,161 94,708 20,453
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 2,000 28,411 9,456 18,955
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 545 100,721 99,023 1,698
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 909 167,868 165,145 2,723
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 369,310 347,408 21,902
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 545 100,721 99,863 858
Dell, Inc. ............ 1.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,250 (26,647) (38,916) 12,269
Dell, Inc. ............ 1.00 Quarterly Citibank NA 12/20/25 BB- USD 1,000 (21,317) (23,537) 2,220
Dell, Inc. ............ 1.00 Quarterly
Credit Suisse
International 12/20/25 BB- USD 1,400 (29,844) (29,781) (63)
Dell, Inc. ............ 1.00 Quarterly
Goldman Sachs
International 12/20/25 BB- USD 1,000 (21,317) (31,132) 9,815
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 (18,653) (17,039) (1,614)
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 (18,653) (15,032) (3,621)
Dell, Inc. ............ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 875 (18,653) (15,032) (3,621)
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 40 (1,839) (2,047) 208
International Business
Machines Corp. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 A USD 4,250 115,791 114,726 1,065
International Business
Machines Corp. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A USD 4,650 126,689 134,632 (7,943)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 872 84,066 83,925 141
Intrum AB ........... 5.00 Quarterly Bank of America NA 12/20/25 BB EUR 1,470 124,350 107,927 16,423
Intrum AB ........... 5.00 Quarterly Citibank NA 12/20/25 BB EUR 1,560 131,964 44,699 87,265

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ........... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 3,000 $ 253,776 $ 229,348 $ 24,428
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/25 BB+ USD 1,538 (1,749) (725) (1,024)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,030 (1,171) (969) (202)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 (1,705) 1,413 (3,118)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 (1,705) 2,120 (3,825)
Loxam SAS ......... 5.00 Quarterly
Goldman Sachs
International 12/20/25 CCC+ EUR 1,430 (11,192) (11,173) (19)
Mondelez International, Inc. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BBB USD 4,650 135,621 150,793 (15,172)
Novafives SAS ....... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,000 (405,226) (320,670) (84,556)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/25 BB+ USD 1,600 291,186 246,771 44,415
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 272,987 226,036 46,951
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 2,000 363,983 343,543 20,440
Petroleos Mexicanos ... 1.00 Quarterly Barclays Bank plc 12/20/25 BBB USD 2,000 (270,631) (270,354) (277)
Petroleos Mexicanos ... 1.00 Quarterly BNP Paribas SA 12/20/25 BBB USD 500 (67,658) (67,519) (139)
Petroleos Mexicanos ... 1.00 Quarterly Citibank NA 12/20/25 BBB USD 500 (67,658) (64,158) (3,500)
Picard Bondco SA ..... 5.00 Quarterly BNP Paribas SA 12/20/25 CCC+ EUR 1,470 204,741 176,603 28,138
Picard Bondco SA ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC+ EUR 885 123,262 88,046 35,216
Renault SA .......... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 3,200 (190,799) (128,263) (62,536)
Rolls-Royce plc ....... 1.00 Quarterly Bank of America NA 12/20/25 BB- EUR 2,000 (240,946) (296,961) 56,015
thyssenkrupp AG ...... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB- EUR 1,430 (114,428) (114,236) (192)
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 1,000 188,237 184,580 3,657
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/25 BB USD 769 144,798 144,191 607
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 1,400 263,531 263,355 176
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 600 112,942 112,363 579
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 462 86,878 84,281 2,597
T-Mobile USA, Inc. ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BB USD 769 144,798 141,675 3,123
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/25 B EUR 606 56,054 44,412 11,642
Virgin Media Finance plc . 5.00 Quarterly BNP Paribas SA 12/20/25 B EUR 1,500 208,472 196,684 11,788
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,880 400,265 374,555 25,710
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 40 5,559 5,202 357
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 3,000 416,943 394,587 22,356
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,960 411,384 357,383 54,001
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B+ USD 1,500 (11,238) (705) (10,533)
Ziggo Bond Co. BV .... 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,550 235,803 226,425 9,378
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,520 535,501 489,799 45,702
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,090 470,085 439,607 30,478
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,610 244,931 222,007 22,924
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/27 B EUR 697 1,934 (38,133) 40,067

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 1,570 $ 218,677 $ 194,950 $ 23,727
$ 18,486,569 $ 11,275,878 $ 7,210,691
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly Citibank NA 03/20/21 EUR 10,302 $ (36,386) $ (6,932) $ (29,454)
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly Barclays Bank plc 06/20/21 EUR 4,300 18,906 (2,471) 21,377
iBoxx EUR Liquid High
Yield Index ...... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 06/20/21 EUR 8,600 8,830 (5,453) 14,283
Seagate Technology plc Quarterly 3 month LIBOR Quarterly
Merrill Lynch International
& Co. 08/09/21 USD 21 (167,239) — (167,239)
ConocoPhillips ..... Quarterly
3 month LIBOR
minus 0.30% Quarterly Credit Suisse International 10/18/21 USD 5 29,625 — 29,625
Choice Hotels
International, Inc. .. Quarterly
3 month LIBOR
minus 0.20% Quarterly BNP Paribas SA 11/15/21 USD 2 8,637 — 8,637
$ (137,627) $ (14,856) $ (122,771)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 20,825,245 $ (747,347)
(c)
$ 20,079,589 2.7%

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(c)
Amount includes $(1,691) of net dividends and financing fees.
i
(b)
Range: 20-28 basis points
Benchmarks: Euro Interbank Offer Rate:
EUR 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
GBP 1 Week
JPY 1 Week
USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of January 31, 2021, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 66,828 $ 2,847,486 14.2%
Brazil
Oi SA, ADR ............. 804,710 1,488,713 7.4
Ghana
Tullow Oil plc ............ 4,201,137 1,464,932 7.3
Italy
Telecom Italia SpA ........ 9,439,670 4,467,810 22.3
Portugal
NOS SGPS SA ........... 472,247 1,628,504 8.1
South Africa
Anglo American plc ........ 51,742 1,701,973 8.5
Spain
Cellnex Telecom SA ....... 47,123 2,760,646 13.7
United Kingdom
Arrow Global Group plc ..... 1,286,873 3,684,125 18.4
Liberty Global plc, Class A ... 79,158 1,910,874 9.5
5,594,999
United States
Ardagh Group SA ......... 77,908 1,324,436 6.6
Bausch Health Cos., Inc. .... 69,093 1,761,871 8.8
Shares Value
% of Basket
Value
United States (continued)
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 55,000 $ 4,783,350 23.8%
Southwest Airlines Co. ...... 10,000 439,400 2.2
8,309,057
Total Reference Entity — Long ............ 30,264,120
Reference Entity — Short
Austria
ams AG ................ (83,980) (2,100,576) (10.5)
France
Accor SA ............... (8,073) (271,461) (1.4)
Japan
SoftBank Group Corp. ...... (6,074) (470,571) (2.3)
United Kingdom
EnQuest plc ............. (2,045,774) (344,948) (1.7)
Next plc ................ (14,774) (1,559,748) (7.8)
(1,904,696)
United States
Allegiant Travel Co. ........ (5,000) (907,450) (4.5)
CommScope Holding Co., Inc. (98,460) (1,446,377) (7.2)
iShares Russell 2000 ETF ... (15,000) (3,083,400) (15.4)
(5,437,227)
Total Reference Entity — Short ............ (10,184,531)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 20,079,589
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.07%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.07
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.55)
3 month LIBOR ....................................... London Interbank Offered Rate 0.20

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 3,795,534 $ (11,871,074) $ 1,561,357 $ (2,596,003) $ —
OTC Swaps ..................................................... 30,160,177 (19,779,380) 8,395,006 (17,028,996) —
Options Written ................................................... N/A N/A 418,532 (890,108) (3,764,083)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 403,413 $ — $ 403,413
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 146,425 — — 146,425
Options purchased
Investments at value — unaffiliated
(b)
........... — 1,798,961 8,546,137 — — — 10,345,098
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,559,741 — — 1,616 — 1,561,357
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 38,481,261 38,262 — 35,660 — 38,555,183
$ — $ 41,839,963 $ 8,584,399 $ 146,425 $ 440,689 $ — $ 51,011,476
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 577,771 — 30,053 — 607,824
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 8,664,891 — — 8,664,891
Options written
Options written at value ..................... — 963,484 2,800,599 — — — 3,764,083
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,594,848 — — 1,155 — 2,596,003
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 35,849,480 914,586 — 44,310 — 36,808,376
$ — $ 39,407,812 $ 4,292,956 $ 8,664,891 $ 75,518 $ — $ 52,441,177
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (4,994,110) $ — $ (907,195) $ — $ (5,901,305)
Forward foreign currency exchange contracts .... — — — (39,338,371) — — (39,338,371)
Options purchased
(a)
.................... — (8,749,039) (13,084,961) — (144,127) — (21,978,127)
Options written ........................ — 5,448,160 14,923,393 — — — 20,371,553
Swaps .............................. — (15,495,634) 1,449,193 — (3,501,246) — (17,547,687)
$ — $ (18,796,513) $ (1,706,485) $ (39,338,371) $ (4,552,568) $ — $ (64,393,937)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (446,092) — 1,970,418 — 1,524,326
Forward foreign currency exchange contracts .... — — — 18,115,871 — — 18,115,871
Options purchased
(b)
.................... — 28,416 1,445,849 — — — 1,474,265
Options written ........................ — (261,255) (625,612) — — — (886,867)
Swaps .............................. — (3,309,594) 343,742 — 3,634,206 — 668,354
$ — $ (3,542,433) $ 717,887 $ 18,115,871 $ 5,604,624 $ — $ 20,895,949
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 170,139,967
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 978,134,021
Average amounts sold — in USD ........................................................................................ 391,738,164
Options:
Average value of option contracts purchased ................................................................................ 7,391,461
Average value of option contracts written ................................................................................... 2,511,537
Average notional value of swaption contracts purchased ......................................................................... 506,760,196
Average notional value of swaption contracts written ........................................................................... 341,103,483
Credit default swaps:
Average notional value — buy protection ................................................................................... 819,666,181
Average notional value — sell protection ................................................................................... 315,944,433
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 18,909,806
Average notional value — receives fixed rate ................................................................................ 2,409,806
Total return swaps:
Average notional value ............................................................................................... 29,942,071
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 475,762 $ —
Forward foreign currency exchange contracts ................................................................. 146,425 8,664,891
Options
(a)
......................................................................................... 10,345,098 3,764,083
Swaps — Centrally cleared ............................................................................. — 49,354
Swaps — OTC
(b)
.................................................................................... 38,555,183 36,808,376
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 49,522,468 $ 49,286,704
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(8,906,312) (2,763,046)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 40,616,156 $ 46,523,658
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,455,402 $ (2,455,402) $ — $ — $ —
Barclays Bank plc ................................ 9,369,538 (5,653,107) — (3,716,431) —
BNP Paribas SA ................................. 5,786,291 (3,447,127) — (2,030,000) 309,164
Citibank NA .................................... 4,928,655 (4,928,655) — — —
Credit Suisse International .......................... 2,041,457 (2,041,457) — — —
Deutsche Bank AG ............................... 83,937 (76,278) — — 7,659
Goldman Sachs Bank USA .......................... 848,282 (809,494) — — 38,788
Goldman Sachs International ........................ 4,881,272 (4,881,272) — — —
JPMorgan Chase Bank NA .......................... 9,034,674 (4,073,269) — (4,840,000) 121,405
Morgan Stanley & Co. International plc .................. 1,155,094 (1,155,094) — — —
Royal Bank of Canada ............................. 10,640 (10,640) — — —
State Street Bank and Trust Co. ...................... 16,163 (16,163) — — —
UBS AG ...................................... 4,751 — — — 4,751
$ 40,616,156 $ (29,547,958) $ — $ (10,586,431) $ 481,767
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 4,285,026 $ (2,455,402) $ — $ (1,829,624) $ —
Barclays Bank plc ................................ 5,653,107 (5,653,107) — — —
BNP Paribas SA ................................. 3,447,127 (3,447,127) — — —
Citibank NA .................................... 12,419,910 (4,928,655) (1,084,198) (6,407,057) —
Credit Suisse International .......................... 4,169,188 (2,041,457) — (2,127,731) —
Deutsche Bank AG ............................... 76,278 (76,278) — — —
Goldman Sachs Bank USA .......................... 809,494 (809,494) — — —
Goldman Sachs International ........................ 6,873,044 (4,881,272) — (1,991,772) —
JPMorgan Chase Bank NA .......................... 4,073,269 (4,073,269) — — —
Merrill Lynch International & Co. ...................... 914,586 — — (914,586) —
Morgan Stanley & Co. International plc .................. 3,733,083 (1,155,094) — (760,000) 1,817,989
Royal Bank of Canada ............................. 31,787 (10,640) — — 21,147
State Street Bank and Trust Co. ...................... 34,035 (16,163) — — 17,872
Westpac Banking Corp. ............................ 3,724 — — — 3,724
$ 46,523,658 $ (29,547,958) $ (1,084,198) $ (14,030,770) $ 1,860,732
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 48,210,049 $ — $ 48,210,049
Common Stocks:
Brazil ............................................... 1,248,417 — — 1,248,417
China ............................................... 52,894 — — 52,894
France .............................................. — 14,182,434 — 14,182,434
Italy ................................................ — 77,665 — 77,665
Netherlands ........................................... 962,820 — — 962,820
United Kingdom ........................................ — 76,301 298,641 374,942
United States .......................................... 30,623,618 2,420,686 27,740 33,072,044
Corporate Bonds:
Argentina ............................................ — 53,397 — 53,397
Australia ............................................. — 4,102,521 — 4,102,521
Austria .............................................. — 9,300,177 — 9,300,177
Belgium ............................................. — 2,116,000 — 2,116,000
Brazil ............................................... — 9,689,714 — 9,689,714
Canada ............................................. — 23,952,453 — 23,952,453
China ............................................... — 15,993,114 — 15,993,114
France .............................................. — 54,235,276 — 54,235,276
Germany ............................................ — 35,193,966 — 35,193,966
Hong Kong ........................................... — 873,870 — 873,870
India ............................................... — 821,402 — 821,402
Indonesia ............................................ — 658,814 — 658,814
Ireland .............................................. — 14,126,412 — 14,126,412
Israel ............................................... — 569,648 — 569,648
Italy ................................................ — 71,168,803 — 71,168,803
Japan ............................................... — 18,822,193 — 18,822,193
Jersey .............................................. — 621,399 — 621,399
Luxembourg .......................................... — 28,263,734 — 28,263,734
Macau .............................................. — 252,886 — 252,886
Malaysia ............................................. — 573,977 — 573,977
Mexico .............................................. — 373,508 — 373,508
Netherlands ........................................... — 17,898,949 — 17,898,949
Portugal ............................................. — 7,604,104 — 7,604,104
South Korea .......................................... — 519,375 — 519,375
Spain ............................................... — 81,953,298 — 81,953,298
Sweden ............................................. — 4,110,506 — 4,110,506
Switzerland ........................................... — 14,650,570 — 14,650,570
Thailand ............................................. — 1,000,658 — 1,000,658
Turkey .............................................. — 4,453,431 — 4,453,431
United Arab Emirates .................................... — 642,155 — 642,155
United Kingdom ........................................ — 131,760,275 — 131,760,275
United States .......................................... — 388,101,790 84,461,864 472,563,654
Floating Rate Loan Interests:
Canada ............................................. — 1,370,264 2,590,833 3,961,097
France .............................................. — 15,009,029 — 15,009,029
Germany ............................................ — 9,492,085 — 9,492,085
Luxembourg .......................................... — 15,078,295 9 15,078,304
Netherlands ........................................... — 37,909,098 — 37,909,098
Norway .............................................. — 2,434,187 — 2,434,187
Singapore ............................................ — 2,788,985 — 2,788,985
Spain ............................................... — 23,467,126 — 23,467,126
Sweden ............................................. — 8,499,522 — 8,499,522
United Kingdom ........................................ — 18,298,363 — 18,298,363
United States .......................................... — 169,537,858 12,355,984 181,893,842
Foreign Agency Obligations ................................. — 44,653,680 — 44,653,680

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Foreign Government Obligations .............................. $ — $ 427,844 $ — $ 427,844
Investment Companies .................................... 5,516,068 — — 5,516,068
Preferred Securities ...................................... — 5,948,583 — 5,948,583
U.S. Treasury Obligations ................................... — 4,828,213 — 4,828,213
Warrants .............................................. 214,427 626,196 67,760 908,383
Short-Term Securities:
Borrowed Bond Agreements ................................. — 116,185,990 — 116,185,990
Money Market Funds ...................................... 110,800,431 — — 110,800,431
Options Purchased:
Credit contracts .......................................... — 1,798,961 — 1,798,961
Equity contracts .......................................... 8,430,550 115,587 — 8,546,137
Liabilities:
Borrowed Bonds ......................................... — (116,583,781) — (116,583,781)
$ 157,849,225 $ 1,371,311,595 $ 99,802,831 $ 1,628,963,651
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 9,880,825 $ — $ 9,880,825
Equity contracts ........................................... — 38,262 — 38,262
Foreign currency exchange contracts ............................ — 146,425 — 146,425
Interest rate contracts ....................................... 403,413 37,276 — 440,689
Liabilities:
Credit contracts ........................................... — (19,643,288) — (19,643,288)
Equity contracts ........................................... (3,291,463) (1,001,493) — (4,292,956)
Foreign currency exchange contracts ............................ — (8,664,891) — (8,664,891)
Interest rate contracts ....................................... (30,053) (30,609) — (60,662)
$ (2,918,103) $ (19,237,493) $ — $ (22,155,596)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $68,851,860 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Warrants Total
Investments:
Assets:
Opening balance, as of July 31, 2020 ....................................................... $ 285,313 $ 81,446,905 $ 19,245,957 $ 22,042 $ 101,000,217
Transfers into level 3 ................................................................. — — 7,146,026 — 7,146,026
Transfers out of level 3 ................................................................ — — — — —
Accrued discounts/premiums ............................................................. — — 191,936 — 191,936
Net realized gain .................................................................... — — 741,172 — 741,172
Net change in unrealized appreciation (depreciation)
(a)(b)
........................................... 34,665 8,653,470 1,122,062 (7,442) 9,802,755
Purchases ......................................................................... 6,653 — 12,475,769 53,160 12,535,582
Sales ............................................................................ (250) (5,638,511) (25,976,096) — (31,614,857)
Closing balance, as of January 31, 2021 .....................................................
$ 326,381 $ 84,461,864 $ 14,946,826 $ 67,760 $ 99,802,831
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021
(b)
..............
$ 34,665 $ 8,653,470 $ 328,066 $ (7,442) $ 9,008,759
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,267,500. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,267,500. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $15,273,777. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 21,463 Market Time to Exit 2.4 years —
Volatility 49% —
Corporate Bonds ........................... 84,461,864 Income Discount Rate 6% - 12% 9%
Floating Rate Interest ........................ 9 Market
Estimated Recovery
Value
— —
Warrants ................................ 45,718 Market Time to Exit 1.5 years —
Volatility 53% —
$ 84,529,054
Glossary of Terms Used in this Report

Statement of Assets and Liabilities
(unaudited)
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
ASSETS
Investments at value — unaffiliated (cost — $1,641,513,123) ............................................................................ $ 1,639,159,081
Investments at value — affiliated (cost — $106,388,351) ............................................................................... 106,388,351
Cash pledged: –
Collateral — borrowed bond agreements ........................................................................................ 1,736,382
Collateral — OTC derivatives ................................................................................................ 44,605,000
Futures contracts ........................................................................................................ 2,804,880
Centrally cleared swaps .................................................................................................... 11,329,710
Foreign currency at value (cost — $7,472,407) ...................................................................................... 7,492,756
Receivables: –
Investments sold ........................................................................................................ 72,746,968
Swaps   .............................................................................................................. 676,182
Capital shares sold ....................................................................................................... 7,887,289
Dividends — affiliated ..................................................................................................... 1,356
Dividends — unaffiliated ................................................................................................... 343
Interest — unaffiliated ..................................................................................................... 16,921,695
Variation margin on futures contracts ........................................................................................... 475,762
Swap premiums paid ....................................................................................................... 30,160,177
Unrealized appreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 146,425
OTC swaps ............................................................................................................ 8,395,006
Prepaid expenses ......................................................................................................... 22,342
Total assets .............................................................................................................
1,950,949,705
LIABILITIES
Bank overdraft ............................................................................................................ 16,125,116
Cash received as collateral for OTC derivatives ..................................................................................... 11,280,000
Borrowed bonds at value (proceeds $110,006,694) ................................................................................... 116,583,781
Options written at value (premium received $3,292,507) ............................................................................... 3,764,083
Reverse repurchase agreements at value ......................................................................................... 68,851,860
Payables: –
Investments purchased .................................................................................................... 126,691,291
Swaps   .............................................................................................................. 336,806
Administration fees ....................................................................................................... 72,568
Capital shares redeemed ................................................................................................... 9,362,822
Interest expense ........................................................................................................ 1,136,214
Investment advisory fees .................................................................................................. 1,228,668
Trustees' and Officer's fees ................................................................................................. 18,143
Other affiliate fees ....................................................................................................... 6,302
Service and distribution fees ................................................................................................. 72,437
Variation margin on centrally cleared swaps ...................................................................................... 49,354
Other accrued expenses ................................................................................................... 1,256,813
Swap premiums received .................................................................................................... 19,779,380
Unrealized depreciation on: –
Forward foreign currency exchange contracts ..................................................................................... 8,664,891
OTC swaps ............................................................................................................ 17,028,996
Total liabilities ............................................................................................................
402,309,525
NET ASSETS ............................................................................................................
$ 1,548,640,180
NET ASSETS CONSIST OF
Paid-in capital ............................................................................................................ $ 2,003,151,448
Accumulated loss ......................................................................................................... (454,511,268)
NET ASSETS ............................................................................................................
$ 1,548,640,180

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2021

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 1,119,067,943
Shares outstanding .................................................................................................
111,766,004
Net asset value ....................................................................................................
$ 10.01
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 81,004,634
Shares outstanding .................................................................................................
8,089,348
Net asset value ....................................................................................................
$ 10.01
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 23,246,146
Shares outstanding .................................................................................................
2,346,525
Net asset value ....................................................................................................
$ 9.91
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 325,321,457
Shares outstanding .................................................................................................
32,475,621
Net asset value ....................................................................................................
$ 10.02
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
INVESTMENT INCOME
Dividends — affiliated ..................................................................................................... $ 21,374
Dividends — unaffiliated ................................................................................................... 215,391
Interest — unaffiliated .................................................................................................... 46,150,289
Foreign taxes withheld .................................................................................................... (1,372)
Total investment income .....................................................................................................
46,385,682
EXPENSES
Investment advisory ...................................................................................................... 7,653,660
Transfer agent — class specific .............................................................................................. 469,580
Administration ......................................................................................................... 328,647
Service and distribution — class specific ........................................................................................ 237,926
Accounting services ...................................................................................................... 128,303
Administration — class specific .............................................................................................. 123,905
Professional ........................................................................................................... 111,911
Custodian ............................................................................................................. 65,923
Registration ........................................................................................................... 58,340
Printing and postage ..................................................................................................... 22,891
Trustees and Officer ...................................................................................................... 9,870
Miscellaneous .......................................................................................................... 76,668
Total expenses excluding interest expense .........................................................................................
9,287,624
Interest expense .......................................................................................................... 3,686,547
Total expenses ...........................................................................................................
12,974,171
Less: –
Administration fees waived — class specific ...................................................................................... (238)
Fees waived and/or reimbursed by the Manager ................................................................................... (22,103)
Total expenses after fees waived and/or reimbursed ..................................................................................
12,951,830
Net investment income ......................................................................................................
33,433,852
REALIZED AND UNREALIZED GAIN (LOSS) $ 66,044,263
Net realized gain (loss) from: $ –
Investments — affiliated ................................................................................................. 20,649
Investments — unaffiliated ............................................................................................... 28,842,431
Borrowed bonds ...................................................................................................... (6,104,632)
Forward foreign currency exchange contracts ................................................................................... (39,338,371)
Foreign currency transactions ............................................................................................. 9,842,904
Futures contracts ...................................................................................................... (5,901,305)
Options written ....................................................................................................... 20,371,553
Short sales — unaffiliated ................................................................................................ (4,840,264)
Swaps ............................................................................................................. (17,547,687)
A
(14,654,722)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ................................................................................................. (39,678)
Investments — unaffiliated ............................................................................................... 60,072,698
Borrowed bonds ...................................................................................................... 2,535,272
Forward foreign currency exchange contracts ................................................................................... 18,115,871
Foreign currency translations .............................................................................................. (1,293,276)
Futures contracts ...................................................................................................... 1,524,326
Options written ....................................................................................................... (886,867)
Short sales — unaffiliated ................................................................................................ 2,285
Swaps ............................................................................................................. 668,354
A
80,698,985
Net realized and unrealized gain ...............................................................................................
66,044,263
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................................................
$ 99,478,115

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 33,433,852 $ 79,182,791
Net realized loss .................................................................................. (14,654,722) (5,345,045)
Net change in unrealized appreciation (depreciation) .......................................................... 80,698,985 (60,066,146)
Net increase in net assets resulting from operations .............................................................
99,478,115 13,771,600
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (43,617,993) (56,516,836)
Investor A ..................................................................................... (2,536,547) (3,569,137)
Investor C ..................................................................................... (563,231) (1,423,344)
Class K ....................................................................................... (13,282,311) (20,490,733)
Decrease in net assets resulting from distributions to shareholders ...................................................
(60,000,082) (82,000,050)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(244,303,220) (1,215,736,095)
NET ASSETS
Total decrease in net assets ............................................................................ (204,825,187) (1,283,964,545)
Beginning of period .................................................................................. 1,753,465,367 3,037,429,912
End of period ......................................................................................
$ 1,548,640,180 $ 1,753,465,367
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
BlackRock Global Long/Short Credit Fund
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.78 $ 10.05 $ 10.36 $ 10.36 $ 9.91 $ 10.51
Net investment income
(a)
.......................
0.20 0.37 0.37 0.33 0.30 0.27
Net realized and unrealized gain (loss) .............
0.42 (0.27) (0.10) (0.21) 0.15 (0.37)
Net increase (decrease) from investment operations ......
0.62 0.10 0.27 0.12 0.45 (0.10)
Distributions from net investment income
(b)
..........
(0.39) (0.37) (0.58) (0.12) — (0.50)
Net asset value, end of period ....................
$ 10.01 $ 9.78 $ 10.05 $ 10.36 $ 10.36 $ 9.91
Total Return
(c)
6.40% 0.96% 2.83% 1.16% — —
Based on net asset value ........................
6.40%
(d)
0.96%
(e)
2.83%
(e)
1.16%
(e)
4.54% (0.92)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.56%
(g)
1.85% 2.03% 2.00% 1.86% 2.08%
Total expenses after fees waived and/or reimbursed ......
1.55%
(g)
1.85% 2.01% 1.98% 1.86% 2.07%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.11%
(g)
1.12% 1.07% 1.05% 1.08% 1.09%
Net investment income .........................
4.06%
(g)
3.74% 3.67% 3.21% 2.91% 2.69%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,119,068 $ 1,223,282 $ 1,747,346 $ 2,305,172 $ 3,640,459 $ 3,378,151
Portfolio turnover rate ..........................
77% 232% 226% 185% 229% 253%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
BlackRock Global Long/Short Credit Fund
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.76 $ 10.03 $ 10.33 $ 10.31 $ 9.88 $ 10.48
Net investment income
(a)
.......................
0.19 0.34 0.34 0.31 0.26 0.24
Net realized and unrealized gain (loss) .............
0.42 (0.27) (0.10) (0.23) 0.17 (0.36)
Net increase (decrease) from investment operations ......
0.61 0.07 0.24 0.08 0.43 (0.12)
Distributions from net investment income
(b)
..........
(0.36) (0.34) (0.54) (0.06) — (0.48)
Net asset value, end of period ....................
$ 10.01 $ 9.76 $ 10.03 $ 10.33 $ 10.31 $ 9.88
Total Return
(c)
6.25% 0.69% 2.60% 0.81% — —
Based on net asset value ........................
6.25%
(d)
0.69%
(e)
2.60%
(e)
0.81%
(e)
4.35% (1.15)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.83%
(g)
2.10% 2.29%
(h)
2.25% 2.13% 2.29%
Total expenses after fees waived and/or reimbursed ......
1.82%
(g)
2.10% 2.27% 2.24% 2.12% 2.29%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.38%
(g)
1.37% 1.33% 1.31% 1.35% 1.34%
Net investment income .........................
3.79%
(g)
3.49% 3.43% 2.99% 2.63% 2.41%
Supplemental Data
Net assets, end of period (000) ....................
$ 81,005 $ 101,727 $ 117,093 $ 168,471 $ 228,373 $ 422,079
Portfolio turnover rate ..........................
77% 232% 226% 185% 229% 253%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Global Long/Short Credit Fund
Investor C
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.58 $ 9.82 $ 10.12 $ 10.10 $ 9.76 $ 10.38
Net investment income
(a)
.......................
0.15 0.27 0.26 0.23 0.19 0.17
Net realized and unrealized gain (loss) .............
0.41 (0.26) (0.10) (0.21) 0.15 (0.36)
Net increase (decrease) from investment operations ......
0.56 0.01 0.16 0.02 0.34 (0.19)
Distributions from net investment income
(b)
..........
(0.23) (0.25) (0.46) — — (0.43)
Net asset value, end of period ....................
$ 9.91 $ 9.58 $ 9.82 $ 10.12 $ 10.10 $ 9.76
Total Return
(c)
5.83% 0.03% 1.72% 0.20% — —
Based on net asset value ........................
5.83%
(d)
0.03%
(e)
1.72%
(e)
0.20%
(e)
3.48% (1.85)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
2.58%
(g)
2.86% 3.05%
(h)
3.02% 2.87% 3.06%
Total expenses after fees waived and/or reimbursed ......
2.58%
(g)
2.86% 3.03% 3.01% 2.87% 3.06%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
2.14%
(g)
2.13% 2.09% 2.08% 2.10% 2.09%
Net investment income .........................
3.03%
(g)
2.75% 2.65% 2.25% 1.88% 1.69%
Supplemental Data
Net assets, end of period (000) ....................
$ 23,246 $ 29,291 $ 68,930 $ 100,645 $ 132,965 $ 215,364
Portfolio turnover rate ..........................
77% 232% 226% 185% 229% 253%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Global Long/Short Credit Fund
Class K
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/28/16
(a)
to 07/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.79 $ 10.06 $ 10.37 $ 10.37 $ 9.92 $ 9.70
Net investment income
(b)
.......................
0.21 0.38 0.38 0.35 0.30 0.11
Net realized and unrealized gain (loss) .............
0.42 (0.27) (0.11) (0.21) 0.15 0.11
Net increase from investment operations ..............
0.63 0.11 0.27 0.14 0.45 0.22
Distributions from net investment income
(c)
..........
(0.40) (0.38) (0.58) (0.14) — —
Net asset value, end of period ....................
$ 10.02 $ 9.79 $ 10.06 $ 10.37 $ 10.37 $ 9.92
Total Return
(d)
6.47% 1.04% 2.91% 1.34% — —
Based on net asset value ........................
6.47%
(e)
1.04%
(f)
2.91%
(f)
1.34%
(f)
4.54% 2.27%
(e)
Ratios to Average Net Assets
(g)
Total expenses ...............................
1.49%
(h)
1.77% 1.96% 1.94% 1.79% 2.14%
(h)
Total expenses after fees waived and/or reimbursed ......
1.48%
(h)
1.76% 1.94% 1.93% 1.79% 2.14%
(h)
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ....................
1.04%
(h)
1.04% 1.00% 0.99% 1.02% 1.01%
(h)
Net investment income .........................
4.13%
(h)
3.85% 3.75% 3.33% 2.97% 3.35%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 325,321 $ 399,165 $ 1,104,061 $ 1,323,371 $ 30,093 $ 27,712
Portfolio turnover rate ..........................
77% 232% 226% 185% 229% 253%
( i )
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/28/16
(a)
to 07/31/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders

ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared and paid at least annually.  Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR ”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate the Fund to make future cash payments.  As of January 31, 2021 , the Fund had outstanding commitments of $3,757,970. These commitments are not included in the net assets of the Fund as of January 31, 2021 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended January 31, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Fund were $41,805,028 and 0.62%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Counterparty
Borrowed Bond
Agreements
(a)
Reverse
Repurchase
Agreements
Borrowed
Bonds at
Value including
Accrued Interest
(b)
Exposure
Due(to)/from
Counterparty
before
Collateral
Non-cash
Collateral
Received
Cash
Collateral
Received
Fair Value
of Non-cash
Collateral
Pledged
Including
Accrued
Interest
(c)
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(d)
Barclays Bank plc . $ 28,989,716 $ (4,501,087) $ (29,213,253) $ (4,724,624) $ — $ — $ 4,724,624 $ — $ 4,724,624 $ —
BNP Paribas SA .. 18,200,172 (11,959,139) (18,460,737) (12,219,704) — — 12,219,704 — 12,219,704 —
Citigroup Global
Markets Ltd. ..... 14,440,472 — (14,432,252) 8,220 — — — — — 8,220
Citigroup Global
Markets, Inc. ..... 7,124,491 — (7,754,679) (630,188) — — — 527,626 527,626 (102,562)
Credit Suisse
Securities USA LLC 1,964,876 — (2,055,705) (90,829) — — — 90,829 90,829 —
Goldman Sachs
International ..... 5,614,159 — (5,793,055) (178,896) — — — 178,896 178,896 —
J.P. Morgan
Securities plc .... 27,779,870 — (27,901,219) (121,349) — — — 121,349 121,349 —
Merrill Lynch
International ..... 4,663,711 — (4,790,510) (126,799) — — — — — (126,799)
RBC Capital Markets
LLC ........... 6,333,400 (52,391,634) (6,248,461) (52,306,695) — — 52,306,695 — 52,306,695 —
RBC Europe Ltd. .. 1,075,123 — (1,070,124) 4,999 — — — — — 4,999
$ 116,185,990 $ (68,851,860) $ (117,719,995) $ (70,385,865) $ — $ — $ 69,251,023 $ 918,700 $ 70,169,723 $ (216,142)
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $1,136,214 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net collateral, including accrued interest, with a value of $83,974,048 has been pledged in connection with open reverse repurchase agreements.
(d)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities.
Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-
Advisers'), each an affiliate of the Manager. The Manager pays BIL and BRS, for services they provides for that portion of the Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.95%
$1 Billion - $3 Billion ..................................................................................................... 0.89
$3 Billion - $5 Billion ..................................................................................................... 0.86
$5 Billion - $6.5 Billion ................................................................................................... 0.83
$ 6.5 Billion - $10 Billion ................................................................................................... 0.80
Greater than $10 Billion .................................................................................................. 0.76
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 105,513
Investor C ........................................................................................................ 132,413
$ 237,926
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended January 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended  January 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor
A Shares of $190 .
For the six months ended January 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2021, the amount waived was $21,062.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2021, the Manager waived $1,041 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional ....................................................................................................... $ 88,217
Investor A ........................................................................................................ 6,338
Investor C ........................................................................................................ 1,988
Class K ......................................................................................................... 27,362
$ 123,905
Institutional .................................................................................................... $ 922
Investor A ..................................................................................................... 174
Investor C ..................................................................................................... 108
Class K ...................................................................................................... 120
$ 1,324
Institutional ....................................................................................................... $ 412,474
Investor A ........................................................................................................ 38,916
Investor C ........................................................................................................ 14,405
Class K ......................................................................................................... 3,785
$ 469,580
Investor A $ 3,274
Investor C 44
Institutional .......................................................................................................... 1.20%
Investor A ........................................................................................................... 1.40
Investor C ........................................................................................................... 2.15
Class K ............................................................................................................ 1.15

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
These amounts waived and/or reimbursed are included in administration fees waived — class specific in the Statement of Operations. For the six months ended January 31,
2021, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “ Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the six months ended January 31, 2021, purchases and sales of investments, including paydowns, and excluding short-term investments, were as follows:
RULE ABOVE
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
As of July 31, 2020, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $403,744,692.
As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Administration Fees
Waived
Investor C ........................................................................................................ $ 238
Purchases ............................................................................................................... $ 743,348
Sales ................................................................................................................... 8,734,085
Net Realized Gain .......................................................................................................... 431,216
U.S. Government Securities Other Securities
Purchases Sales
Purchases
Sales
BlackRock Global Long/Short Credit Fund ................................... $ 4,858,723 $ — $ 1,220,548,019 $ 1,491,241,721
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,762,229,493 $ 89,431,807 $ (131,554,044) $ (42,122,237)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2021, the Fund did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of
Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Institutional
Shares sold .............................................
15,483,699 $ 154,289,813 37,242,261 $ 364,920,209
Shares issued in reinvestment of distributions ........................
3,233,135 32,072,694 4,364,363 43,294,485
Shares redeemed .........................................
(31,999,201) (318,172,220) (90,408,343) (883,285,188)
Net decrease ..............................................
(13,282,367) $ (131,809,713) (48,801,719) $ (475,070,494)
Investor A
Shares sold and automatic conversion of shares ......................
1,925,661 $ 19,196,378 3,845,781 $ 37,756,275
Shares issued in reinvestment of distributions ........................
228,585 2,269,850 337,860 3,351,574
Shares redeemed .........................................
(4,484,142) (44,409,653) (5,438,906) (53,440,400)
Net decrease ..............................................
(2,329,896) $ (22,943,425) (1,255,265) $ (12,332,551)
Investor C
Shares sold .............................................
16,287 $ 159,385 148,852 $ 1,461,364
Shares issued in reinvestment of distributions ........................
56,765 557,997 132,496 1,294,486
Shares redeemed and automatic conversion of shares ..................
(785,409) (7,656,839) (4,240,321) (40,869,430)
Net decrease ..............................................
(712,357) $ (6,939,457) (3,958,973) $ (38,113,580)
Class K
Shares sold .............................................
2,728,408 $ 27,061,915 7,407,680 $ 72,103,260
Shares issued in reinvestment of distributions ........................
119,787 1,189,489 73,812 732,947
Shares redeemed .........................................
(11,142,914) (110,862,029) (76,472,535) (763,055,677)
Net decrease ..............................................
(8,294,719) $ (82,610,625) (68,991,043) $ (690,219,470)
Total Net Decrease
(24,619,339) $ (244,303,220) (123,007,000) $ (1,215,736,095)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds IV (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Global Long/Short Credit Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 18-19, 2020 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-1/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: April 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: April 5, 2021